UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21732

MGI FUNDS.
(Exact name of registrant as specified in charter)

1166 Avenue of the Americas New York, NY		10036
(Address of principal executive offices)		(Zip code)

David M. Goldenberg, Esq. Mercer Global Investments, Inc. 1166 Avenue of the Americas New York, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 345-6531

Date of fiscal year end:	March 31, 2006

Date of reporting period:	September 30, 2005

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

MGI Funds

Semi-Annual Report

September 30, 2005 (Unaudited)

MGI FUNDS
TABLE OF CONTENTS

MGI US Large Cap Growth Equity Fund
Schedule of Investments
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.4%
	Advertising — 0.4%
2,600	Omnicom Group	217,438
	Aerospace & Defense — 1.6%
775	Boeing Co.	52,661
6,350	Lockheed Martin Corp.	387,604
6,420	Rockwell Collins, Inc.	310,214
2,190	United Technologies Corp.	113,530
		864,009
	Agriculture — 2.1%
10,700	Altria Group, Inc.	788,697
8,225	UST, Inc.	344,298
		1,132,995
	Apparel — 0.3%
650	Coach, Inc.(a)	20,384
1,810	Nike, Inc. Class B	147,841
		168,225
	Beverages — 0.6%
465	Anheuser-Busch Cos., Inc.	20,014
1,525	Brown-Forman Corp. Class B	90,798
2,100	Coca-Cola Co. (The)	90,699
2,190	Pepsi Bottling Group, Inc.	62,524
1,000	PepsiCo, Inc.	56,710
		320,745
	Biotechnology — 8.6%
13,325	Amgen, Inc.(a)	1,061,603
28,300	Genentech, Inc.(a)	2,383,143
17,250	Genzyme Corp.(a)	1,235,790
		4,680,536
	Building Materials — 0.1%
1,080	American Standard Cos., Inc.	50,274
	Chemicals — 0.5%
4,350	Ecolab, Inc.	138,895
625	EI Du Pont de Nemours & Co.	24,481
625	International Flavors & Fragrances, Inc.	22,275
425	Praxair, Inc.	20,370
1,820	Sherwin-Williams Co. (The)	80,207
		286,228

                                                             See accompanying notes to the financial statements.                                                           1

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Commercial Services — 6.1%
22,700	Apollo Group, Inc. Class A(a)	1,507,053
4,870	Equifax, Inc.	170,158
2,225	H&R Block, Inc.	53,355
8,600	Iron Mountain, Inc.(a)	315,620
24,455	Moody’s Corp.	1,249,161
625	Paychex, Inc.	23,175
		3,318,522
	Computers — 4.2%
13,685	Apple Computer, Inc.(a)	733,653
38,530	Dell, Inc.(a)	1,317,726
2,740	International Business Machines Corp.	219,803
250	Network Appliance, Inc.(a)	5,935
		2,277,117
	Cosmetics & Personal Care — 1.8%
1,500	Colgate-Palmolive Co.	79,185
11,180	Gillette Co. (The)	650,676
4,680	Procter & Gamble Co.	278,273
		1,008,134
	Diversified Financial Services — 6.9%
18,400	Capital One Financial Corp.	1,463,168
18,450	Charles Schwab Corp. (The)	266,233
2,867	Chicago Mercantile Exchange	967,039
5,350	Franklin Resources, Inc.	449,186
11,285	SLM Corp.	605,327
90	T Rowe Price Group, Inc.	5,877
		3,756,830
	Electric — 0.5%
1,850	AES Corp. (The)(a)	30,395
2,125	TXU Corp.	239,870
		270,265
	Engineering & Construction — 0.0%
10	Fluor Corp.	644
	Food — 4.0%
2,425	Campbell Soup Co.	72,144
2,500	General Mills, Inc.	120,500
9,360	Hershey Co. (The)	527,062
6,770	Kellogg Co.	312,300
1,025	McCormick & Co., Inc.	33,446
15,545	Sara Lee Corp.	294,578

2                                                           See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Food — continued
12,645	Sysco Corp.	396,674
5,735	WM Wrigley Jr. Co.	412,232
		2,168,936
	Hand & Machine Tools — 0.1%
585	Black & Decker Corp.	48,023
	Health Care-Products — 8.7%
3,325	Baxter International, Inc.	132,568
1,380	Becton Dickinson & Co.	72,353
2,475	CR Bard, Inc.	163,424
5,815	Guidant Corp.	400,595
3,719	Intuitive Surgical, Inc.(a)	272,566
13,620	Johnson & Johnson	861,874
20,265	Medtronic, Inc.	1,086,609
10,300	Patterson Cos., Inc.(a)	412,309
380	St. Jude Medical, Inc.(a)	17,784
15,500	Stryker Corp.	766,165
8,425	Zimmer Holdings, Inc.(a)	580,398
		4,766,645
	Health Care-Services — 2.9%
400	Coventry Health Care, Inc.(a)	34,408
14,475	HCA, Inc.	693,642
300	Quest Diagnostics, Inc.	15,162
15,005	UnitedHealth Group, Inc.	843,281
		1,586,493
	Household Products & Wares — 0.6%
230	Avery Dennison Corp.	12,050
4,895	Clorox Co.	271,868
290	Fortune Brands, Inc.	23,586
		307,504
	Housewares — 0.1%
1,700	Newell Rubbermaid, Inc.	38,505
	Insurance — 0.1%
675	Progressive Corp. (The)	70,720
	Internet — 7.5%
51,100	eBay, Inc.(a)	2,105,320
6,200	Google, Inc. Class A(a)	1,962,052
280	Symantec Corp.(a)	6,345
		4,073,717

                                                             See accompanying notes to the financial statements.                                                           3

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Lodging — 1.3%
6,330	Harrah’s Entertainment, Inc.	412,653
325	Hilton Hotels Corp.	7,254
5,115	Marriott International, Inc. Class A	322,245
		742,152
	Machinery - Construction & Mining — 0.3%
2,850	Caterpillar, Inc.	167,437
	Machinery - Diversified — 0.6%
6,135	Rockwell Automation, Inc.	324,541
	Media — 0.2%
2,410	McGraw-Hill Cos. (The), Inc.	115,776
	Miscellaneous - Manufacturing — 2.3%
1,150	Danaher Corp.	61,904
34,830	General Electric Co.	1,172,726
		1,234,630
	Oil & Gas — 4.1%
2,750	EOG Resources, Inc.	205,975
21,925	Exxon Mobil Corp.	1,393,114
4,950	Sunoco, Inc.	387,090
5,791	XTO Energy, Inc.	262,448
		2,248,627
	Oil & Gas Services — 0.8%
345	Baker Hughes, Inc.	20,590
100	BJ Services Co.	3,599
2,875	Halliburton Co.	196,995
2,425	Schlumberger, Ltd.	204,621
		425,805
	Packaging & Containers — 0.2%
2,600	Ball Corp.	95,524
	Pharmaceuticals — 7.2%
6,500	Abbott Laboratories	275,600
10,700	Allergan, Inc.	980,334
6,600	American Pharmaceutical Partners, Inc.(a)	301,356
6,775	Bristol-Myers Squibb Co.	163,006
1,200	Eli Lilly & Co.	64,224
2,975	Express Scripts, Inc.(a)	185,045
8,750	Forest Laboratories, Inc.(a)	340,987
4,725	Hospira, Inc.(a)	193,583

4                                                           See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Pharmaceuticals — continued
2,700	Merck & Co., Inc.	73,467
2,890	Schering-Plough Corp.	60,835
35,400	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,183,068
2,520	Wyeth	116,600
		3,938,105
	Pipelines — 0.5%
2,625	Kinder Morgan, Inc.	252,420
	REITS — 0.7%
450	Public Storage, Inc. REIT	30,150
4,750	Simon Property Group, Inc. REIT	352,070
		382,220
	Retail — 12.3%
2,775	Autozone, Inc.(a)	231,019
16,375	Bed Bath & Beyond, Inc.(a)	657,948
7,125	Darden Restaurants, Inc.	216,386
1,125	Dollar General Corp.	20,633
55	Home Depot, Inc.	2,098
13,100	Kohl’s Corp.(a)	657,358
19,650	Lowe’s Cos., Inc.	1,265,460
5,825	Nordstrom, Inc.	199,914
37,785	Starbucks Corp.(a)	1,893,029
585	Target Corp.	30,379
2,150	TJX Cos., Inc.	44,032
22,540	Walgreen Co.	979,363
5,095	Wal-Mart Stores, Inc.	223,263
5,795	Yum! Brands, Inc.	280,536
		6,701,418
	Semiconductors — 1.9%
1,100	Broadcom Corp. Class A(a)	51,601
11,295	Intel Corp.	278,422
8,950	National Semiconductor Corp.	235,385
1,100	Nvidia Corp.(a)	37,708
11,925	Texas Instruments, Inc.	404,258
1,175	Xilinx, Inc.	32,724
		1,040,098
	Software — 4.7%
300	Adobe Systems, Inc.	8,955
2,375	Autodesk, Inc.	110,295
3,840	Automatic Data Processing, Inc.	165,274
6,550	Citrix Systems, Inc.(a)	164,667

                                                             See accompanying notes to the financial statements.                                                           5

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Software — continued
465	Electronic Arts, Inc.(a)	26,454
6,650	Intuit, Inc.(a)	297,987
450	Mercury Interactive Corp.(a)	17,820
38,090	Microsoft Corp.	980,056
20,325	Oracle Corp.(a)	251,827
26,100	Red Hat, Inc.(a)	553,059
		2,576,394
	Telecommunications — 2.6%
4,475	Corning, Inc.(a)	86,502
29,595	Qualcomm, Inc.	1,324,376
		1,410,878
	Transportation — 1.0%
7,805	United Parcel Service, Inc. Class B	539,560
	TOTAL COMMON STOCKS (COST $51,830,289)	53,608,090
	TOTAL INVESTMENTS — 98.4%
	(Cost $51,830,289)	53,608,090
	Other Assets and Liabilities (net) — 1.6%	848,516
	TOTAL NET ASSETS — 100.0%	$54,456,606
	Notes to Schedule of Investments:
	ADR - American Depository Receipt
	REIT - Real Estate Investment Trust
	(a) Non-income producing security.

Asset Class Summary	% of Total Net Assets
Common Stocks	98.4%
Other Assets and Liabilities (net)	1.6
100.0%

6                                                           See accompanying notes to the financial statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.0%
	Aerospace & Defense — 2.8%
13,750	Boeing Co.	934,312
2,700	General Dynamics Corp.	322,785
6,700	Raytheon Co.	254,734
		1,511,831
	Agriculture — 0.5%
4,300	Monsanto Co.	269,825
	Auto Parts & Equipment — 2.9%
12,300	Johnson Controls, Inc.	763,215
10,875	Magna International, Inc. Class A	814,102
		1,577,317
	Banks — 2.9%
8,474	Bank of America Corp.	356,755
13,400	Bank of New York Co. (The), Inc.	394,094
9,300	Comerica, Inc.	547,770
3,000	Marshall & IIsley Corp.	130,530
300	Mellon Financial Corp.	9,591
2,100	Wachovia Corp.	99,939
		1,538,679
	Beverages — 1.5%
2,400	Coca-Cola Co. (The)	103,656
5,000	Diageo Plc, Sponsored ADR	290,050
7,200	PepsiCo, Inc.	408,312
		802,018
	Biotechnology — 0.5%
1,300	Biogen Idec, Inc.(a)	51,324
7,200	MedImmune, Inc.(a)	242,280
		293,604
	Chemicals — 1.3%
7,500	EI Du Pont de Nemours & Co.	293,775
1,100	Potash Corp. of Saskatchewan	102,652
6,300	Praxair, Inc.	301,959
		698,386
	Computers — 4.2%
17,575	Computer Sciences Corp.(a)	831,473
4,900	Electronic Data Systems Corp.	109,956
13,200	EMC Corp.(a)	170,808

                                                             See accompanying notes to the financial statements.                                                           7

MGI US Large Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Computers — continued
39,575	Hewlett-Packard Co.	1,155,590
		2,267,827
	Cosmetics & Personal Care — 1.8%
8,700	Gillette Co. (The)	506,340
7,600	Procter & Gamble Co.	451,896
		958,236
	Diversified Financial Services — 10.1%
11,800	CIT Group, Inc.	533,124
31,950	Citigroup, Inc.	1,454,364
23,100	Fannie Mae	1,035,342
19,050	Freddie Mac	1,075,563
18,148	JPMorgan Chase & Co.	615,762
13,475	Morgan Stanley	726,841
		5,440,996
	Electric — 1.2%
3,600	Ameren Corp.	192,564
2,000	Southern Co. (The)	71,520
9,200	Wisconsin Energy Corp.	367,264
		631,348
	Electrical Components & Equipment — 0.7%
5,600	Emerson Electric Co.	402,080
	Engineering & Construction — 0.5%
4,000	Fluor Corp.	257,520
	Environmental Control — 0.4%
7,700	Waste Management, Inc.	220,297
	Food — 5.2%
11,400	Campbell Soup Co.	339,150
1,600	General Mills, Inc.	77,120
4,300	HJ Heinz Co.	157,122
21,100	Kraft Foods, Inc. Class A	645,449
23,900	Kroger Co. (The)(a)	492,101
57,025	Sara Lee Corp.	1,080,624
		2,791,566
	Forest Products & Paper — 1.0%
18,500	International Paper Co.	551,300

8                                                         See accompanying notes to the financial statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Gas — 1.0%
10,875	Sempra Energy	511,777
	Health Care-Products — 1.6%
12,600	Baxter International, Inc.	502,362
600	Guidant Corp.	41,334
1,700	Johnson & Johnson	107,576
4,100	Medtronic, Inc.	219,842
		871,114
	Health Care-Services — 1.0%
11,150	HCA, Inc.	534,308
	Home Furnishings — 2.0%
14,475	Whirlpool Corp.	1,096,771
	Household Products & Wares — 1.1%
3,700	Clorox Co.	205,498
6,300	Kimberly-Clark Corp.	375,039
		580,537
	Insurance — 11.5%
5,600	Aflac, Inc.	253,680
14,675	Allstate Corp. (The)	811,381
5,100	American International Group, Inc.	315,996
25,300	AON Corp.	811,624
1,000	Cigna Corp.	117,860
3,900	Hartford Financial Services Group, Inc.	300,963
4,025	Loews Corp.	371,950
21,950	Metlife, Inc.	1,093,768
20,225	Torchmark Corp.	1,068,487
15,525	XL Capital, Ltd. Class A	1,056,166
		6,201,875
	Internet — 0.2%
2,250	Expedia, Inc.(a)	44,572
2,250	IAC/InterActiveCorp.(a)	57,037
		101,609
	Machinery - Construction & Mining — 0.4%
3,300	Caterpillar, Inc.	193,875
	Machinery - Diversified — 0.8%
7,200	Deere & Co.	440,640

                                                             See accompanying notes to the financial statements.                                                         9

MGI US Large Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Media — 1.8%
11,600	Comcast Corp. Class A(a)	333,848
9,600	Tribune Co.	325,344
11,800	Walt Disney Co.	284,734
		943,926
	Mining — 1.6%
11,800	Barrick Gold Corp.	342,790
11,100	Newmont Mining Corp.	523,587
		866,377
	Miscellaneous - Manufacturing — 2.9%
1,700	Eaton Corp.	108,035
16,000	General Electric Co.	538,720
6,400	Honeywell International, Inc.	240,000
6,000	Pall Corp.	165,000
7,600	Parker Hannifin Corp.	488,756
		1,540,511
	Office & Business Equipment — 0.2%
6,200	Xerox Corp.(a)	84,630
	Oil & Gas — 3.7%
7,450	BP Plc, Sponsored ADR	527,833
22,700	Exxon Mobil Corp.	1,442,358
		1,970,191
	Oil & Gas Services — 1.6%
5,300	Baker Hughes, Inc.	316,304
6,400	Schlumberger, Ltd.	540,032
		856,336
	Pharmaceuticals — 10.8%
10,325	AmerisourceBergen Corp.	798,123
41,500	Bristol-Myers Squibb Co.	998,490
9,200	GlaxoSmithKline Plc, ADR	471,776
8,500	Merck & Co., Inc.	231,285
12,700	Novartis AG, ADR	647,700
60,575	Pfizer, Inc.	1,512,558
14,200	Schering-Plough Corp.	298,910
6,100	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	203,862
13,900	Wyeth	643,153
		5,805,857
	Pipelines — 0.3%
11,000	El Paso Corp.	152,900

10                                                         See accompanying notes to the financial statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Retail — 5.5%
6,075	Autozone, Inc.(a)	505,744
9,600	CVS Corp.	278,496
26,250	RadioShack Corp.	651,000
52,475	TJX Cos., Inc.	1,074,688
9,800	Wal-Mart Stores, Inc.	429,436
		2,939,364
	Software — 4.1%
8,800	Automatic Data Processing, Inc.	378,752
19,550	Computer Associates International, Inc.	543,686
48,950	Microsoft Corp.	1,259,484
		2,181,922
	Telecommunications — 4.5%
9,000	BellSouth Corp.	236,700
167,700	Lucent Technologies, Inc.(a)	545,025
23,600	Motorola, Inc.	521,324
18,700	SBC Communications, Inc.	448,239
10,600	Sprint Nextel Corp.	252,068
13,400	Verizon Communications, Inc.	438,046
		2,441,402
	Transportation — 2.9%
500	Canadian National Railway Co.	35,495
19,775	Union Pacific Corp.	1,417,868
1,700	United Parcel Service, Inc. Class B	117,521
		1,570,884
	TOTAL COMMON STOCKS (COST $50,883,085)	52,099,636
	INVESTMENT COMPANIES — 0.3%
1,425	SPDR Trust Series 1	175,104
	TOTAL INVESTMENT COMPANIES (COST $173,237)	175,104
	TOTAL INVESTMENTS — 97.3%
	(Cost $51,056,322)	52,274,740
	Other Assets and Liabilities (net) — 2.7%	1,458,270
	TOTAL NET ASSETS — 100.0%	$53,733,010
	Notes to Schedule of Investments:
	ADR - American Depository Receipt
	(a) Non-income producing security.

                                                             See accompanying notes to the financial statements.                                                         11

MGI US Large Cap Value Equity Fund
Schedule of Investments — (Continued)
September 30, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.0%
Investment Companies	0.3
Other Assets and Liabilities (net)	2.7
100.0%

12                                                         See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.6%
	Aerospace & Defense — 0.2%
500	Alliant Techsystems, Inc.(a)	37,325
	Apparel — 1.2%
900	Columbia Sportswear Co.(a)	41,760
1,800	Polo Ralph Lauren Corp.	90,540
7,100	Quiksilver, Inc.(a)	102,595
		234,895
	Banks — 3.3%
6,900	East-West Bancorp, Inc.	234,876
3,500	SVB Financial Group(a)	170,240
5,000	Wintrust Financial Corp.	251,300
		656,416
	Biotechnology — 2.8%
8,000	Celgene Corp.(a)	434,560
2,000	Charles River Laboratories International, Inc.(a)	87,240
700	Millipore Corp.(a)	44,023
		565,823
	Coal — 4.9%
4,300	Consol Energy, Inc.	327,961
6,600	Massey Energy Co.	337,062
3,700	Peabody Energy Corp.	312,095
		977,118
	Commercial Services — 3.6%
5,000	Alliance Data Systems Corp.(a)	195,750
400	Corporate Executive Board Co.	31,192
2,600	Education Management Corp.(a)	83,824
1,200	Huron Consulting Group, Inc.(a)	32,184
1,600	ITT Educational Services, Inc.(a)	78,960
5,700	LECG Corp.(a)	131,100
1,200	PRA International(a)	36,372
1,500	Robert Half International, Inc.	53,385
1,600	Weight Watchers International, Inc.(a)	82,528
		725,295
	Computers — 4.1%
1,100	Anteon International Corp.(a)	47,036
1,600	Jack Henry & Associates, Inc.	31,040
2,900	Manhattan Associates, Inc.(a)	67,280
48,300	Maxtor Corp.(a)	212,520
6,500	SRA International, Inc. Class A(a)	230,620

                                                             See accompanying notes to the financial statements.                                                         13

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Computers — continued
2,000	Synopsys, Inc.(a)	37,800
15,000	Western Digital Corp.(a)	193,950
		820,246
	Diversified Financial Services — 4.4%
1,700	Accredited Home Lenders Holding Co.(a)	59,772
2,000	Affiliated Managers Group(a)	144,840
2,200	Calamos Asset Management, Inc. Class A	54,296
4,500	CapitalSource, Inc.(a)	98,100
18,000	E*Trade Financial Corp.(a)	316,800
4,300	Friedman Billings Ramsey Group, Inc. Class A	43,817
6,600	Lazard, Ltd. Class A	166,980
		884,605
	Electrical Components & Equipment — 1.5%
6,800	Ametek, Inc.	292,196
	Electronics — 2.6%
7,000	FEI Co.(a)	134,750
2,600	Flir Systems, Inc.(a)	76,908
4,300	Sonic Solutions, Inc.(a)	92,450
7,100	Thermo Electron Corp.(a)	219,390
		523,498
	Energy - Alternate Sources — 0.1%
500	Headwaters, Inc.(a)	18,700
	Engineering & Construction — 0.3%
1,600	Granite Construction, Inc.	61,184
	Environmental Control — 1.9%
6,400	Republic Services, Inc.	225,856
4,500	Waste Connections, Inc.(a)	157,860
		383,716
	Health Care-Products — 5.8%
4,700	Advanced Medical Optics, Inc.(a)	178,365
1,100	Beckman Coulter, Inc.	59,378
1,800	Cooper Cos. (The), Inc.	137,898
6,500	Cytyc Corp.(a)	174,525
4,200	Inamed Corp.(a)	317,856
3,000	Kinetic Concepts, Inc.(a)	170,400
600	Syneron Medical, Ltd.(a)	21,924
2,700	Varian Medical Systems, Inc.(a)	106,677
		1,167,023

14                                                         See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Health Care-Services — 5.5%
4,300	AMERIGROUP Corp.(a)	82,216
8,500	Manor Care, Inc.	326,485
3,500	Pacificare Health Systems(a)	279,230
7,200	Triad Hospitals, Inc.(a)	325,944
2,100	Universal Health Services, Inc. Class B	100,023
		1,113,898
	Home Builders — 0.7%
400	Ryland Group, Inc.	27,368
4,200	Technical Olympic USA, Inc.	109,872
		137,240
	Household Products & Wares — 0.1%
500	John H. Harland Co.	22,200
	Internet — 7.8%
6,800	aQuantive, Inc.(a)	136,884
4,200	Avocent Corp.(a)	132,888
7,700	Checkfree Corp.(a)	291,214
4,400	CNET Networks, Inc.(a)	59,708
3,500	eResearch Technology, Inc.(a)	49,665
900	F5 Networks, Inc.(a)	39,123
3,100	GSI Commerce, Inc.(a)	61,690
4,400	Infospace, Inc.(a)	105,028
10,100	Monster Worldwide, Inc.(a)	310,171
5,500	Openwave Systems, Inc.(a)	98,890
6,600	RSA Security, Inc.(a)	83,886
11,500	Valueclick, Inc.(a)	196,535
		1,565,682
	Iron & Steel — 0.1%
600	Schnitzer Steel Industries, Inc. Class A	19,542
	Machinery - Diversified — 1.4%
700	Gardner Denver, Inc.(a)	31,220
6,000	Idex Corp.	255,300
		286,520
	Media — 0.1%
1,600	CKX, Inc.(a)	20,112
	Miscellaneous - Manufacturing — 1.7%
4,100	Actuant Corp. Class A	191,880
2,100	Hexcel Corp.(a)	38,409

                                                             See accompanying notes to the financial statements.                                                         15

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Miscellaneous - Manufacturing — continued
2,700	Roper Industries, Inc.	106,083
		336,372
	Office Furnishings — 0.8%
5,400	Herman Miller, Inc.	163,620
	Oil & Gas — 3.3%
6,500	Chesapeake Energy Corp.	248,625
3,600	Denbury Resources, Inc.(a)	181,584
700	Patterson-UTI Energy, Inc.	25,256
2,400	Pioneer Natural Resources Co.	131,808
1,100	Ultra Petroleum Corp.(a)	62,568
400	Whiting Petroleum Corp.(a)	17,536
		667,377
	Oil & Gas Services — 1.0%
1,300	Global Industries, Ltd.(a)	19,162
5,200	Smith International, Inc.	173,212
		192,374
	Pharmaceuticals — 11.1%
9,400	Abgenix, Inc.(a)	119,192
3,800	Barr Pharmaceuticals, Inc.(a)	208,696
9,900	Cephalon, Inc.(a)	459,558
8,600	Cubist Pharmaceuticals, Inc.(a)	185,244
12,700	Dendreon Corp.(a)	85,217
9,800	Depomed, Inc.(a)	63,504
19,600	Elan Corp. Plc, Sponsored ADR(a)	173,656
5,400	Endo Pharmaceuticals Holdings, Inc.(a)	144,018
9,200	Ligand Pharmaceuticals, Inc. Class B(a)	93,256
700	Neurocrine Biosciences, Inc.(a)	34,433
6,500	Omnicare, Inc.(a)	365,495
4,800	OSI Pharmaceuticals, Inc.(a)	140,352
13,500	Santarus, Inc.(a)	83,835
5,600	Trimeris, Inc.(a)	85,904
		2,242,360
	REITS — 0.1%
1,500	JER Investors Trust, Inc. REIT(a)	27,090
	Retail — 5.7%
2,600	Abercrombie & Fitch Co. Class A	129,610
2,000	AnnTaylor Stores Corp.(a)	53,100
2,300	Dollar Tree Stores, Inc.(a)	49,795
3,400	DSW, Inc. Class A(a)	72,080

16                                                         See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Retail — continued
4,600	Foot Locker, Inc.	100,924
4,900	Nu Skin Enterprises, Inc. Class A	93,345
1,600	Panera Bread Co. Class A(a)	81,888
1,700	PF Chang’s China Bistro, Inc.(a)	76,211
5,700	Talbots, Inc.	170,544
3,300	Urban Outfitters, Inc.(a)	97,020
5,600	Williams-Sonoma, Inc.(a)	214,760
		1,139,277
	Semiconductors — 9.8%
6,600	Advanced Analogic Technologies, Inc.(a)	73,854
5,080	Agere Systems, Inc.(a)	52,883
14,600	Altera Corp.(a)	279,006
5,700	AMIS Holdings, Inc.(a)	67,602
3,900	ATI Technologies, Inc.(a)	54,366
4,500	ATMI, Inc.(a)	139,500
5,300	Brooks Automation, Inc.(a)	70,649
3,200	Conexant Systems, Inc.(a)	5,728
6,400	Cree, Inc.(a)	160,128
6,600	Genesis Microchip, Inc.(a)	144,870
6,400	Intersil Corp. Class A	139,392
7,200	Lattice Semiconductor Corp.(a)	30,816
3,200	Micrel, Inc.(a)	35,936
7,800	Novellus Systems, Inc.(a)	195,624
300	Omnivision Technologies, Inc.(a)	3,786
4,600	Pixelworks, Inc.(a)	30,314
5,500	Power Integrations, Inc.(a)	119,625
12,700	Teradyne, Inc.(a)	209,550
3,500	Varian Semiconductor Equipment Associates, Inc.(a)	148,295
1,200	Veeco Intruments, Inc.(a)	19,248
		1,981,172
	Software — 5.3%
1,500	Avid Technology, Inc.(a)	62,100
100	Certegy, Inc.	4,002
2,600	Cognos, Inc.(a)	101,218
8,800	Concur Technologies, Inc.(a)	108,856
1,000	Global Payments, Inc.	77,720
2,500	IDX Systems Corp.(a)	107,950
8,900	Red Hat, Inc.(a)	188,591
3,600	Satyam Computer Services, Ltd., ADR	108,792
2,000	SEI Investments Co.	75,160
1,750	THQ, Inc.(a)	37,310
7,100	Transaction Systems Architects, Inc. Class A(a)	197,735
		1,069,434

                                                             See accompanying notes to the financial statements.                                                         17

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Telecommunications — 6.3%
28,600	Avaya, Inc.(a)	294,580
5,100	Plantronics, Inc.	157,131
31,000	Polycom, Inc.(a)	501,270
26,100	RF Micro Devices, Inc.(a)	147,465
2,800	Scientific-Atlanta, Inc.	105,028
11,400	Sonus Networks, Inc.(a)	66,120
		1,271,594
	Transportation — 0.1%
600	Landstar System, Inc.	24,018
	TOTAL COMMON STOCKS (COST $17,484,082)	19,627,922
	TOTAL INVESTMENTS — 97.6%
	(Cost $17,484,082)	19,627,922
	Other Assets and Liabilities (net) — 2.4%	482,885
	TOTAL NET ASSETS — 100.0%	$20,110,807
	Notes to Schedule of Investments:
	ADR - American Depository Receipt
	REIT - Real Estate Investment Trust
	(a) Non-income producing security.

Asset Class Summary	% of Total Net Assets
Common Stocks	97.6%
Other Assets and Liabilities (net)	2.4
100.0%

18                                                         See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.4%
	Advertising — 0.1%
22,000	APAC Customer Services, Inc.(a)	19,580
	Apparel — 2.0%
6,800	Ashworth, Inc.(a)	46,444
6,100	Bakers Footwear Group, Inc.(a)	91,500
6,900	Lacrosse Footwear, Inc.(a)	87,092
28,800	Movie Star, Inc.(a)	20,448
12,200	RG Barry Corp.(a)	73,810
2,000	Steven Madden, Ltd.(a)	45,840
2,000	Tandy Brands Accessories, Inc.	23,100
		388,234
	Banks — 9.8%
4,690	Alabama National Bancorporation	299,879
2,000	AmericanWest Bancorp(a)	46,240
3,300	Banc Corp. (The)(a)	35,640
1,200	BOE Financial Services of Virginia, Inc.	36,600
1,100	Columbia Bancorp	23,320
1,550	Mercantile Bank Corp.	66,324
2,100	National Mercantile Bancorp(a)	32,656
1,300	Northrim BanCorp, Inc.	32,552
2,500	Pacific Mercantile Bancorp(a)	45,000
1,500	Shore Financial Corp.	27,375
14,900	Sky Financial Group, Inc.	418,839
14,900	South Financial Group (The), Inc.	399,916
1,500	Team Financial, Inc.	22,725
2,000	Vail Banks, Inc.	28,000
8,400	Webster Financial Corp.	377,664
		1,892,730
	Building Materials — 0.2%
2,100	Aaon, Inc.(a)	38,598
	Chemicals — 4.7%
6,000	Aceto Corp.	34,620
9,100	Cytec Industries, Inc.	394,758
4,800	Landec Corp.(a)	35,088
10,400	Lubrizol Corp.	450,632
		915,098
	Commercial Services — 3.3%
6,700	Carriage Services, Inc.(a)	42,478
12,400	FTI Consulting, Inc.(a)	313,224
6,300	HMS Holdings Corp.(a)	43,659

                                                             See accompanying notes to the financial statements.                                                         19

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Commercial Services — continued
2,100	Learning Tree International, Inc.(a)	27,720
6,000	Mac-Gray Corp.(a)	77,700
14,400	RCM Technologies, Inc.(a)	86,544
3,300	Remedytemp, Inc.(a)	27,423
21,200	TeamStaff, Inc.(a)	29,256
		648,004
	Computers — 3.3%
3,600	Astro-Med, Inc.	44,388
5,700	Dot Hill Systems Corp.(a)	38,361
11,200	InFocus Corp.(a)	38,640
29,000	Perot Systems Corp. Class A(a)	410,350
6,400	Pomeroy IT Solutions, Inc.(a)	72,704
7,800	Qualstar Corp.(a)	30,654
		635,097
	Distribution & Wholesale — 0.7%
7,300	Bell Microproducts, Inc.(a)	73,219
4,000	Huttig Building Products, Inc.(a)	36,200
3,900	Navarre Corp.(a)	22,581
		132,000
	Diversified Financial Services — 0.5%
3,700	Franklin Credit Management Corp.(a)	37,185
3,400	Sanders Morris Harris Group, Inc.	55,590
		92,775
	Electrical Components & Equipment — 0.2%
11,700	Magnetek, Inc.(a)	39,546
	Electronics — 5.7%
17,400	Arrow Electronics, Inc.(a)	545,664
14,200	Benchmark Electronics, Inc.(a)	427,704
900	Fargo Electronics, Inc.(a)	15,723
20,300	Pemstar, Inc.(a)	22,127
4,800	Planar Systems, Inc.(a)	39,456
6,000	SBS Technologies, Inc.(a)	57,780
		1,108,454
	Engineering & Construction — 3.1%
15,700	Granite Construction, Inc.	600,368

20                                                         See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Entertainment — 2.2%
10,700	Image Entertainment, Inc.(a)	44,833
10,600	Speedway Motorsports, Inc.	385,098
		429,931
	Food — 4.4%
10,300	Chiquita Brands International, Inc.	287,885
2,500	MGP Ingredients, Inc.	28,000
15,500	Smithfield Foods, Inc.(a)	460,040
8,300	Spartan Stores, Inc.(a)	85,490
		861,415
	Health Care-Products — 1.5%
3,106	Cardiac Science Corp.(a)	33,296
9,400	Compex Technologies, Inc.(a)	40,608
8,200	EDAP TMS SA, ADR(a)	29,274
3,800	Medical Action Industries, Inc.(a)	65,208
15,100	Microtek Medical Holdings, Inc.(a)	56,021
8,600	North American Scientific, Inc.(a)	22,618
2,400	SeraCare Life Sciences, Inc.(a)	42,624
		289,649
	Health Care-Services — 6.8%
8,900	Covalent Group, Inc.(a)	22,962
7,900	Coventry Health Care, Inc.(a)	679,558
5,300	Five Star Quality Care, Inc.(a)	36,570
11,000	Lincare Holdings, Inc.(a)	451,550
21,600	Metropolitan Health Networks, Inc.(a)	57,456
3,300	National Dentex Corp.(a)	67,980
		1,316,076
	Home Furnishings — 2.2%
5,400	Cobra Electronics Corp.(a)	44,928
11,800	Emerson Radio(a)	40,592
14,300	Furniture Brands International, Inc.	257,829
2,500	MITY Enterprises, Inc.(a)	42,700
1,900	Universal Electronics, Inc.(a)	32,851
		418,900
	Household Products & Wares — 3.3%
3,300	Acme United Corp.	44,616
6,100	Scotts Miracle-Gro Co. (The) Class A	536,373
3,000	Water Pik Technologies, Inc.(a)	60,900
		641,889

                                                             See accompanying notes to the financial statements.                                                         21

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Housewares — 0.1%
9,300	Enesco Group, Inc.(a)	15,159
	Insurance — 6.5%
14,000	Ceres Group, Inc.(a)	78,820
2,500	Donegal Group, Inc. Class A	54,250
19,100	HCC Insurance Holdings, Inc.	544,923
3,400	KMG America Corp.(a)	27,200
14,100	Meadowbrook Insurance Group, Inc.(a)	78,960
4,500	Procentury Corp.	46,080
8,100	RenaissanceRe Holdings, Ltd.	354,213
3,400	SeaBright Insurance Holdings, Inc.(a)	43,996
3,400	Specialty Underwriters’ Alliance, Inc.(a)	27,778
		1,256,220
	Internet — 0.6%
12,700	answerthink, Inc.(a)	49,530
6,400	SupportSoft, Inc.(a)	32,256
8,900	WatchGuard Technologies(a)	38,181
		119,967
	Leisure Time — 0.2%
2,600	Escalade, Inc.	34,450
	Lodging — 0.2%
17,000	Jameson Inns, Inc. REIT(a)	35,020
	Media — 2.0%
23,700	Journal Register Co.	383,466
	Metal Fabricate & Hardware — 0.6%
2,900	Hawk Corp. Class A(a)	36,250
3,100	NN, Inc.	37,169
1,600	Northwest Pipe Co.(a)	41,424
		114,843
	Miscellaneous - Manufacturing — 7.7%
9,100	Aptargroup, Inc.	453,271
14,800	Barnes Group, Inc.	530,728
11,600	Concord Camera Corp.(a)	15,892
3,500	Flanders Corp.(a)	42,490
22,100	Reddy Ice Holdings, Inc.	453,271
		1,495,652
	Office Furnishings — 0.3%
3,300	CompX International, Inc.	54,120

22                                                         See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Oil & Gas — 4.7%
12,600	Cimarex Energy Co.(a)	571,158
8,900	Encore Acquisition Co.(a)	345,765
		916,923
	Oil & Gas Services — 2.5%
16,500	Maverick Tube Corp.(a)	495,000
	Pharmaceuticals — 0.4%
6,100	Matrixx Initiatives, Inc.(a)	86,742
	Retail — 7.5%
16,000	Applebees International, Inc.	331,040
8,000	Bombay Co. (The), Inc.(a)	35,280
16,100	Cash America International, Inc.	334,075
6,700	Casual Male Retail Group, Inc.(a)	46,096
2,800	Checkers Drive-In Restaurant(a)	42,784
2,800	Dave & Buster’s, Inc.(a)	37,380
1,400	Duckwall-ALCO Stores, Inc.(a)	32,424
2,600	Factory Card & Party Outlet Corp.(a)	18,850
2,400	Finlay Enterprises, Inc.(a)	21,720
16,900	Foot Locker, Inc.	370,786
2,600	Gander Mountain Co.(a)	23,374
7,200	Goody’s Family Clothing, Inc.	54,504
8,100	PC Mall, Inc.(a)	46,332
1,400	Sharper Image Corp.(a)	17,640
10,200	Wet Seal (The), Inc. Class A(a)	45,900
		1,458,185
	Savings & Loans — 0.2%
3,500	Beverly Hills Bancorp, Inc.	35,910
	Semiconductors — 2.9%
10,100	International Rectifier Corp.(a)	455,308
2,800	Nanometrics, Inc.(a)	32,760
8,800	Richardson Electronics, Ltd.	66,528
		554,596
	Software — 2.3%
61,600	Bsquare Corp.(a)	40,656
7,600	DocuCorp International, Inc.(a)	52,060
19,000	Indus International, Inc.(a)	50,730
4,500	JDA Software Group, Inc.(a)	68,310
2,600	MSC.Software Corp.(a)	40,872
5,200	Netmanage, Inc.(a)	26,156
7,600	Plato Learning, Inc.(a)	57,836

                                                             See accompanying notes to the financial statements.                                                         23

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Software — continued
6,300	QAD, Inc.	52,227
2,300	SPSS, Inc.(a)	55,200
		444,047
	Textiles — 0.0%
3,100	Quaker Fabric Corp.(a)	8,587
	Toys, Games & Hobbies — 0.2%
3,100	Department 56, Inc.(a)	38,750
	Transportation — 4.5%
18,500	Pacer International, Inc.	487,660
9,300	Yellow Roadway Corp.(a)	385,206
		872,866
	TOTAL COMMON STOCKS (COST $17,699,139)	18,888,847
	TOTAL INVESTMENTS — 97.4%
	(Cost $17,699,139)	18,888,847
	Other Assets and Liabilities (net) — 2.6%	497,146
	TOTAL NET ASSETS — 100.0%	$19,385,993
	Notes to Schedule of Investments:
	ADR - American Depository Receipt
	REIT - Real Estate Investment Trust
	(a) Non-income producing security.

Asset Class Summary	% of Total Net Assets
Common Stocks	97.4%
Other Assets and Liabilities (net)	2.6
100.0%

24                                                         See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 103.3%
	Asset Backed Securities — 5.3%
300,000	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, Zero Coupon, due 11/25/45	300,000
203,611	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 4.29%, due 02/28/44(b)	204,345
275,000	Capital Auto Receivables Asset Trust, Series 2005-1, Class A4, 4.05%, due 07/15/09	273,034
250,000	Chase Issuance Trust, Series 2004-9A, Class A, 3.22%, due 06/15/10	243,944
321,703	Chase Manhattan Auto Owner Trust, Series 2003-C, Class A3, 2.26%, due 11/15/07(a)	319,253
310,000	Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1, Zero Coupon, due 11/25/35	310,000
206,904	Countrywide Asset-Backed Certificates, Series 2004-13, Class AV4, 4.12%, due 12/25/34(b)	207,227
339,257	Daimler Chrysler Auto Trust, Series 2002-C, Class A4, 3.09%, due 01/08/08	337,081
300,000	Daimler Chrysler Master Owner Trust, Series 2003-A, Class A, 3.82%, due 02/15/08(b)	300,249
300,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2, 4.23%, due 12/25/32(b)	301,093
350,000	Ford Credit Auto Owner Trust, Series 2004-A, Class A3, 2.93%, due 03/15/08	345,965
375,000	Ford Credit Auto Owner Trust, Series 2005-A, Class A3, 3.48%, due 11/15/08	370,893
500,000	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 3.81%, due 09/25/35(b)(c)	499,990
82,163	Honda Auto Receivables Owner Trust, Series 2003-2, Class A3, 1.69%, due 02/21/07	81,817
310,643	Honda Auto Receivables Owner Trust, Series 2003-5, Class A3, 2.30%, due 10/18/07	307,722
300,000	Honda Auto Receivables Owner Trust, Series 2004-3, Class A3, 2.91%, due 10/20/08	294,201
204,419	Nissan Auto Receivables Owner Trust, Series 2002-C, Class A4, 3.33%, due 01/15/08	204,268
300,000	Nissan Auto Receivables Owner Trust, Series 2003-C, Class A4, 2.70%, due 12/17/07	296,543
189,940	Residential Asset Securities Corp., Series 2000-KS4, Class AII, 4.06%, due 09/25/31(b)	190,083
220,255	SLM Student Loan Trust, Series 2003-7, Class A2, 1.20%, due 09/16/13(b)	220,529
22,275	SLM Student Loan Trust, Series 2004-10, Class A1, 3.63%, due 07/27/09(b)	22,288
250,000	Standard Credit Card Master Trust, Series 1994-2, Class A, 7.25%, due 04/07/08	253,788
300,000	Wachovia Mortgage Loan Trust LLC, Series 2005-WMC1, Class A1, 3.94%, due 10/25/35(b)(c)	299,910
		6,184,223
	Corporate Debt — 10.6%
5,000	Abitibi-Consolidated, Inc., 8.38%, due 04/01/15	4,937
50,000	Allstate Financial Global Funding, Global Note, 144A, 6.15%, due 02/01/06	50,296
110,000	Altria Group, Inc., 7.00%, due 11/04/13	120,589
70,000	Amerada Hess Corp., 7.30%, due 08/15/31	81,923
10,000	American Real Estate Partners, LP, Senior Note, 8.13%, due 06/01/12	10,550
10,000	American Real Estate Partners, LP/American Real Estate Finance Corp., Senior Note, 144A, 7.13%, due 02/15/13	10,050
80,000	Anadarko Finance Co., 7.50%, due 05/01/31	98,692
60,000	Anheuser-Busch Cos., Inc., 4.95%, due 01/15/14	60,789
100,000	Apache Finance Canada, 4.38%, due 05/15/15	97,241
45,000	ASIF Global Financing, Senior Note, 144A, 3.90%, due 10/22/08	43,918
75,000	Atlantic Marine Corp. Communities LLC, 144A, 5.34%, due 12/01/50(c)	75,000
50,000	BAE Systems Holdings, Inc., Guaranteed Note, 144A, 5.20%, due 08/15/15	49,406

                                                             See accompanying notes to the financial statements.                                                         25

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Corporate Debt — continued
115,000	Bank of America Corp., 4.50%, due 08/01/10	113,943
130,000	Bank of America Corp., 3.88%, due 01/15/08	128,158
60,000	Bank of America Corp., 3.25%, due 08/15/08	57,916
50,000	Bank of New York Co. (The), Inc., 3.75%, due 02/15/08	49,090
25,000	Belvoir Land LLC, 144A, 5.27%, due 12/15/47	23,979
110,000	Berkshire Hathaway Finance Corp., 4.13%, due 01/15/10	107,823
5,000	Bio-Rad Laboratories, Inc., 7.50%, due 08/15/13	5,312
10,000	Bio-Rad Laboratories, Inc., 6.13%, due 12/15/14	9,750
20,000	Bristol-Myers Squibb Co., 6.88%, due 08/01/97	23,112
65,000	Centerpoint Energy, Inc., Series B, 7.25%, due 09/01/10	70,644
35,000	Chesapeake Energy Corp., 6.25%, due 01/15/18	34,475
90,000	Chevrontexaco Capital Co., 3.50%, due 09/17/07	88,448
20,000	Chrysler Corp., 7.45%, due 03/01/27	21,823
5,000	Cincinnati Bell, Inc., 7.25%, due 07/15/13	5,338
25,000	Citigroup, Inc., 5.85%, due 12/11/34	26,243
300,000	Citigroup, Inc., 4.13%, due 02/22/10	293,226
80,000	Citigroup, Inc., 3.63%, due 02/09/09	77,570
630,000	Citigroup, Inc., 3.50%, due 02/01/08(a)	615,206
160,000	Clear Channel Communications, Inc., 5.50%, due 09/15/14	154,486
105,000	Comcast Cable Communications Holdings, Inc., 8.38%, due 03/15/13	124,410
160,000	Comcast Corp., 6.50%, due 01/15/15	173,144
100,000	Comcast MO of Delaware, Inc., 8.30%, due 05/15/06	102,308
140,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	170,959
30,000	Credit Suisse First Boston USA, Inc., 4.88%, due 08/15/10	30,053
15,000	Crown European Holdings SA, 10.88%, due 03/01/13	17,475
5,000	Crown European Holdings SA, 9.50%, due 03/01/11	5,500
5,000	Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., 9.63%, due 06/15/14	5,587
90,000	Daimlerchrysler NA Holdings Corp., 4.05%, due 06/04/08	87,945
20,000	Delhaize America, Inc., 9.00%, due 04/15/31	23,187
100,000	Depfa ACS Bank, 3.63%, due 10/29/08	97,531
20,000	Deutsche Telekom International Finance BV, 8.75%, due 06/15/30(d)	25,898
30,000	Deutsche Telekom International Finance BV, 5.25%, due 07/22/13	30,336
80,000	Devon Energy Corp., 7.95%, due 04/15/32	102,301
25,000	Devon Financing Corp. ULC, 7.88%, due 09/30/31	31,581
10,000	DirecTV Holdings LLC, Senior Note, 144A, 6.38%, due 06/15/15	9,975
70,000	Dominion Resources, Inc., 5.70%, due 09/17/12	72,335
15,000	Dominion Resources, Inc., VA, 5.95%, due 06/15/35	14,704
80,000	Duke Energy Corp., 5.63%, due 11/30/12	82,712
20,000	Dynegy Holdings, Inc., Senior Secured Note, 144A, 10.13%, due 07/15/13	22,400
70,000	El Paso Corp., 7.75%, due 01/15/32	70,875
60,000	El Paso Natural Gas Co., 8.38%, due 06/15/32	68,450
50,000	Enterprise Products Operating, LP, 4.95%, due 06/01/10	49,192
115,000	EOP Operating, LP, Guaranteed Note, 4.65%, due 10/01/10	113,216
80,000	Exelon Corp., 5.63%, due 06/15/35	73,844
40,000	Firstenergy Corp., Series B, 6.45%, due 11/15/11	42,644
95,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	111,773

26                                                         See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Corporate Debt — continued
30,000	Florida Power & Light Co., 4.95%, due 06/01/35	27,912
30,000	Ford Motor Co., 7.45%, due 07/16/31	23,550
410,000	Ford Motor Credit Co, 7.38%, due 10/28/09	396,379
300,000	General Electric Capital Corp., 3.50%, due 08/15/07	294,926
150,000	General Electric Capital Corp., (MTN), 4.25%, due 01/15/08	149,177
210,000	General Electric Capital Corp., (MTN), 4.13%, due 03/04/08	208,078
600,000	General Electric Capital Corp., Series A, (MTN), 3.45%, due 01/15/08(b)	594,560
100,000	General Electric Capital Corp., Series A, (MTN), 3.13%, due 04/01/09	95,157
410,000	General Motors Acceptance Corp., 6.13%, due 08/28/07	403,781
30,000	General Motors Corp., 8.38%, due 07/15/33	23,550
5,000	Georgia-Pacific Corp., 8.00%, due 01/15/24	5,537
60,000	Goldman Sachs Group, 4.50%, due 06/15/10	59,107
75,000	HBOS PLC, Senior Note, 144A, (MTN), 3.13%, due 01/12/07	73,709
55,000	HBOS Treasury Services PLC, 144A, 3.50%, due 11/30/07	53,802
15,000	HCA, Inc., 5.50%, due 12/01/09	14,767
35,000	Historic TW, Inc., Guaranteed Note, 6.95%, due 01/15/28	38,036
320,000	HSBC Bank USA NA, Senior Note, (MTN), 3.88%, due 09/15/09	311,103
150,000	HSBC Finance Corp., 4.63%, due 01/15/08	150,054
15,000	Intelsat Bermuda, Ltd., Senior Note, 144A, 8.70%, due 01/15/12(b)	15,338
40,000	International Paper Co., 5.50%, due 01/15/14	39,904
47,000	Ispat Inland ULC, 9.75%, due 04/01/14	54,755
90,000	JPMorgan Chase & Co., Global Senior Note, 5.25%, due 05/30/07	91,094
90,000	JPMorgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	89,619
140,000	JPMorgan Chase & Co., Global Subordinated Note, 5.13%, due 09/15/14	139,896
75,000	JPMorgan Chase & Co., Guaranteed Senior Note, 3.63%, due 05/01/08	73,273
25,000	K Hovanian Enterprises, Inc., 6.25%, due 01/15/16	23,404
5,000	KCS Energy, Inc., Senior Note, 144A, 7.13%, due 04/01/12	5,150
130,000	Kerr-McGee Corp., 7.88%, due 09/15/31	151,115
5,000	L-3 Communications Corp., Senior Subordinated Note, 144A, 6.38%, due 10/15/15	5,062
150,000	L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank, Guaranteed Note, 4.25%, due 09/15/10	148,423
25,000	Lehman Brothers Holdings, Inc., 7.00%, due 02/01/08	26,259
70,000	Lehman Brothers Holdings, Inc., 4.00%, due 01/22/08	69,093
5,000	Lennar Corp., 5.60%, due 05/31/15	4,907
25,000	Liberty Mutual Group, Senior Note, 144A, 6.50%, due 03/15/35	23,258
70,000	Lockheed Martin Corp., 8.50%, due 12/01/29	96,870
25,000	MagnaChip Semiconductor SA, 7.12%, due 12/15/11(b)	24,875
50,000	MassMutual Global Funding II, 144A, 2.55%, due 07/15/08	47,262
50,000	May Department Stores Co. (The), 8.13%, due 08/15/35	56,452
10,000	May Department Stores Co. (The), 7.88%, due 03/01/30	11,956
25,000	Metlife, Inc., 6.38%, due 06/15/34	27,293
20,000	MGM Mirage, 6.00%, due 10/01/09	19,850
10,000	Mohegan Tribal Gaming Authority, 6.13%, due 02/15/13	10,000
120,000	Morgan Stanley, 3.63%, due 04/01/08	117,210
5,000	Movie Gallery, Inc., 11.00%, due 05/01/12	4,450

                                                             See accompanying notes to the financial statements.                                                         27

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Corporate Debt — continued
80,000	Nationwide Building Society, 144A, 4.25%, due 02/01/10	78,403
40,000	New England Telephone & Telegraph Co., 7.88%, due 11/15/29	46,680
50,000	News America, Inc., 7.28%, due 06/30/28	55,595
85,000	News America, Inc., 6.20%, due 12/15/34	85,415
40,000	Northrop Grumman Corp., 7.88%, due 03/01/26	51,131
50,000	Northrop Grumman Corp., 4.08%, due 11/16/06	49,754
20,000	Northwest Pipeline Corp., 8.13%, due 03/01/10	21,450
5,000	OMI Corp., 7.63%, due 12/01/13	5,200
50,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	52,199
25,000	Petro-Canada, 5.95%, due 05/15/35	25,088
40,000	Progress Energy, Inc., 7.00%, due 10/30/31	44,588
40,000	Protective Life Secured Trust, Series 031, Secured Note, 3.70%, due 11/24/08	39,139
45,000	Prudential Financial, Inc., 4.10%, due 11/15/06	44,701
10,000	Pulte Homes, Inc., 6.00%, due 02/15/35	9,099
15,000	Qwest Corp., 7.88%, due 09/01/11	15,713
20,000	Qwest Corp., 144A, 7.12%, due 06/15/13(b)	20,900
29,000	Raytheon Co., 6.75%, due 08/15/07	29,980
5,000	Reliant Energy, Inc., 6.75%, due 12/15/14	4,937
50,000	Resona Preferred Global Securities/Cayman, 144A, 7.19%, due 12/31/49(b)	51,853
15,000	Rogers Wireless Communications, Inc., 7.50%, due 03/15/15	16,238
100,000	Rouse Co. (The), 3.63%, due 03/15/09	93,548
40,000	Rouse Co. (The) REIT, 5.38%, due 11/26/13	38,145
15,000	SBC Communications, Inc., 6.45%, due 06/15/34	15,908
5,000	SBC Communications, Inc., 6.15%, due 09/15/34	5,134
35,000	Scottish Power Plc, 5.38%, due 03/15/15	35,365
10,000	Service Corp. International, 7.70%, due 04/15/09	10,550
10,000	Smithfield Foods, Inc., 7.00%, due 08/01/11	10,250
50,000	Sprint Capital Corp., 8.75%, due 03/15/32	67,251
200,000	Sprint Capital Corp., 6.00%, due 01/15/07	203,395
5,000	Sungard Data Systems, Senior Note, 144A, 9.13%, due 08/15/13	5,206
95,000	SunTrust Banks, Inc., 4.00%, due 10/15/08	93,190
70,000	SunTrust Banks, Inc., 3.63%, due 10/15/07	68,658
10,000	TCI Communications, Inc., 8.75%, due 08/01/15	12,438
25,000	Teck Cominco Ltd., 6.13%, due 10/01/35	24,599
40,000	Telecom Italia Capital SA, 5.25%, due 10/01/15	39,381
65,000	Telecom Italia Capital SA, Guaranteed Senior Note, 144A, 6.00%, due 09/30/34	63,912
80,000	Tele-Communications-TCI Group, 7.13%, due 02/15/28	89,244
50,000	TIAA Global Markets, Inc., 144A, 3.88%, due 01/22/08	49,178
90,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	103,013
30,000	Time Warner Entertainment Co. LP, 8.38%, due 07/15/33	37,672
35,000	Time Warner, Inc., 7.70%, due 05/01/32	41,566
70,000	Time Warner, Inc., 6.88%, due 05/01/12	76,604
5,000	Transcontinental Gas Pipe Line Corp., 8.88%, due 07/15/12	5,856
25,000	TXU Corp., Series O, 6.50%, due 11/15/24	23,544
25,000	TXU Corp., Series O, 4.80%, due 11/15/09	24,213
30,000	TXU Electric Delivery Co., 6.38%, due 01/15/15	32,444

28                                                         See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Corporate Debt — continued
150,000	Tyco International Group SA, 6.00%, due 11/15/13	158,714
25,000	Union Pacific Corp., 6.25%, due 05/01/34	27,207
150,000	US Bancorp, (MTN), 3.95%, due 08/23/07	148,480
5,000	Verizon Global Funding Corp., 7.75%, due 12/01/30	6,110
110,000	Verizon Global Funding Corp., 7.38%, due 09/01/12	125,001
25,000	Verizon Maryland, Inc., Series B, 5.13%, due 06/15/33	21,717
80,000	Vodafone Group PLC, 7.75%, due 02/15/10	89,317
25,000	Vodafone Group PLC, 5.00%, due 09/15/15	24,858
180,000	Wachovia Corp., 5.25%, due 08/01/14	182,844
185,000	Wachovia Corp., 3.50%, due 08/15/08	179,222
70,000	Waste Management, Inc., 6.38%, due 11/15/12	75,128
25,000	WellPoint, Inc., 5.95%, due 12/15/34	26,156
50,000	Wells Fargo & Co., 4.63%, due 08/09/10	49,804
105,000	Wells Fargo & Co., Series G, (MTN), 4.00%, due 08/15/08	103,462
185,000	Wells Fargo & Co., Series J, (MTN), 4.20%, due 01/15/10	181,533
120,000	Weyerhaeuser Co., 6.75%, due 03/15/12	129,837
90,000	Williams Cos., Inc. Series A, 7.50%, due 01/15/31	96,075
5,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.63%, due 12/01/14	4,806
10,000	XL Capital, Ltd., 6.38%, due 11/15/24	10,256
70,000	XTO Energy, Inc., 6.25%, due 04/15/13	74,835
		12,403,910
	Mortgage Backed Securities — 37.6%
200,000	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2, 6.50%, due 04/15/36	214,445
250,000	Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.12%, due 07/11/43	252,668
240,000	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A3, 4.62%, due 07/10/43	235,067
300,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.12%, due 10/10/45(c)	301,517
225,140	Bayview Financial Acquisition Trust, Series 2003-F, Class A, 4.34%, due 09/28/43(b)	225,914
288,791	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA, 4.02%, due 07/25/34(b)	281,137
160,000	Bear Stearns Commercial Mortgage Securities, Series 2000-WF2, Class A2, 7.32%, due 10/15/32	175,632
195,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, A6, 4.83%, due 11/11/41	192,590
137,474	Chevy Chase Master Credit Card Trust, Series 2003-3 Class A1, 3.99%, due 07/25/34(c)	137,694
209,624	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A2, 6.03%, due 09/15/30	214,614
121,421	Countrywide Alternative Loan Trust, Series 2004-18CB, Class 2A5, 4.28%, due 09/25/34(b)	121,673
192,565	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.00%, due 12/25/34	195,112
300,000	Countrywide Alternative Loan Trust, Series 2005-59, 1A1, 4.17%, due 10/25/35(b)	300,000

                                                             See accompanying notes to the financial statements.                                                         29

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Mortgage Backed Securities — continued
300,000	Countrywide Home Equity Loan Trust, Series 2005-G 2A, 4.04%, due 08/25/30(b)(c)	299,976
190,084	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-29, Class 1A1, 4.10%, due 02/25/35(b)(c)	189,936
300,000	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, AF, 4.23%, due 09/25/35(b)(c)	299,799
320,000	CS First Boston Mortgage Securities Corp., 2002-CP5 A2, 4.94%, due 12/15/35	319,332
142,018	DLJ Commercial Mortgage Corp., Series 1998-CF1, Class A1B, 6.41%, due 02/18/31	146,425
135,000	DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A1B, 6.24%, due 11/12/31	140,635
99,041	FHLMC, 5.00%, due 07/01/20	98,844
193,872	FHLMC, 5.00%, due 08/01/20	193,488
400,000	FHLMC, 5.00%, due 09/01/35	391,700
340,838	FHLMC, 4.50%, due 05/01/18	334,611
192,057	FHLMC, 4.50%, due 03/01/20	188,195
195,854	FHLMC, 4.50%, due 08/01/20	191,986
270,000	FHLMC, 2.00%, due 02/28/06	267,886
400,000	FHLMC TBA, 5.50%, due 10/01/35(e)	400,125
100,000	FHLMC TBA, 5.00%, due 09/01/20	99,811
3,100,000	FHLMC TBA, 5.00%, due 10/01/35(e)	3,033,751
180,000	FHLMC, Series 2531, Class HN, 5.00%, due 12/15/17	179,983
116,171	FHLMC, Series 2630, Class FJ, 4.12%, due 06/15/18(b)	116,473
169,864	FHLMC, Series 2927, Class BA, 5.50%, due 10/15/33	172,461
138,448	FHLMC, Series 2996, Class MK, 5.50%, due 06/15/35	140,771
386,604	FNMA, 6.00%, due 02/01/34	393,250
4,000,000	FNMA, 6.00%, due 10/01/35(e)	4,067,500
806,653	FNMA, 5.50%, due 10/01/18	818,901
887,867	FNMA, 5.50%, due 12/01/18	901,349
100,000	FNMA, 5.50%, due 09/01/19	101,515
151,146	FNMA, 5.50%, due 05/25/27	152,877
466,584	FNMA, 5.50%, due 02/01/34	466,946
450,000	FNMA, 5.06%, due 09/01/35(b)(c)	449,869
300,000	FNMA, 5.00%, due 09/01/20	299,405
550,000	FNMA, 3.02%, due 06/01/06	544,893
1,400,000	FNMA TBA, 5.50%, due 10/01/20(e)	1,420,563
4,400,000	FNMA TBA, 5.50%, due 10/01/35(e)	4,398,626
3,500,000	FNMA TBA, 5.00%, due 10/01/20(e)	3,491,250
3,700,000	FNMA TBA, 5.00%, due 10/01/35(e)	3,622,529
800,000	FNMA TBA, 4.50%, due 10/01/20(e)	783,501
100,000	FNMA TBA, 4.50%, due 10/01/35(e)	95,344
133,531	FNMA, Series 2002-T6, Class A1, 3.31%, due 02/25/32	125,592
175,000	FNMA, Series 2003-46, Class PT, 3.00%, due 08/25/22	170,746
200,000	FNMA, Series 2004-101, Class AR, 5.50%, due 01/25/35	203,134
170,609	FNMA, Series 2004-99, Class AO, 5.50%, due 01/25/34	172,532
147,953	FNMA, Series 2005-51, Class TA, 5.50%, due 12/25/33	148,779
166,885	FNMA, Series 2005-57, Class EG, 4.13%, due 03/25/35(b)	167,080
246,032	FNMA, Series 2005-80, Class PB, 5.50%, due 04/25/30	249,441

30                                                         See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Mortgage Backed Securities — continued
170,000	GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2, 7.72%, due 03/15/33	186,970
155,000	GMAC Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2, 7.46%, due 08/16/33	170,248
140,000	GMAC Commercial Mortgage Securities., Inc., Series 2000-C3, Class A2, 6.96%, due 09/15/35	152,775
1,911,903	GNMA, 5.50%, due 02/15/35	1,931,311
1,000,000	GNMA TBA, 5.50%, due 10/01/35(e)	1,009,375
2,600,000	GNMA TBA, 5.00%, due 10/01/35(e)	2,573,189
250,086	GNMA, Series 2004-65, Class VA, 6.00%, due 06/20/15	257,519
259,441	GS Mortgage Securities Corp. II, Series 1998-C1, Class A3, 6.14%, due 10/18/30	267,917
225,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.76%, due 07/10/39	220,855
224,793	Harborview Mortgage Loan Trust, Series 2005-10 Class 2A1A, 4.10%, due 11/19/35(b)(c)	224,793
282,893	Harborview Mortgage Loan Trust, Series 2005-9 Class 2A1A, 4.14%, due 06/20/35(b)(c)	283,060
325,000	Indymac Index Mortgage Loan Trust, Series 2005-AR18 Class 2A1B, 4.47%, due 10/25/36(b)(c)	328,757
250,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB3 Class A3, 6.47%, due 11/15/35	269,410
170,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIC2, Class A3, 6.43%, due 04/15/35	182,467
190,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A5, 4.65%, due 01/12/37	186,856
185,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, 4.78%, due 07/15/42	181,070
300,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4 Class A4, 4.92%, due 10/15/42(b)(c)	299,640
150,000	LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, due 05/15/25	167,222
140,000	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, due 08/15/26	154,008
300,000	Lehman XS Trust, Series 2005-5, Class 1A1, 0.00%, due 10/25/35(c)	299,904
250,000	Morgan Stanley Dean Witter Capital I, Series 2000-LIFE2, Class A2, 7.20%, due 10/15/33	273,283
229,353	Nationslink Funding Corp., Series 1999-1, Class A2, 6.32%, due 01/20/31	238,444
232,743	Small Business Administration, Series 2004-P10, Class A 1, 4.50%, due 02/10/14	231,995
300,000	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 0.00%, due 11/25/45(c)	300,000
292,081	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 3.93%, due 07/25/45(b)	291,698
		43,982,639
	Sovereign Debt Obligations — 1.9%
100,000	Japan Finance Corp. for Municipal Enterprises, 4.63%, due 04/21/15	99,556
100,000	Republic of Brazil, 14.50%, due 10/15/09	130,300
105,000	Republic of Brazil, 12.25%, due 03/06/30	144,743
70,000	Republic of Brazil, 11.00%, due 08/17/40	85,908
20,000	Republic of Brazil, 8.88%, due 04/15/24	21,390
32,942	Republic of Brazil, 4.31%, due 04/15/12(b)	32,490
60,000	Republic of Colombia, 11.75%, due 02/25/20	83,760

                                                             See accompanying notes to the financial statements.                                                         31

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Sovereign Debt Obligations — continued
125,000	Republic of Germany, 4.75%, due 07/04/34	182,138
100,000	Republic of Germany, 4.00%, due 01/04/37	130,246
50,000	Republic of Panama, 10.75%, due 05/15/20	69,875
10,000	Republic of Panama, 9.38%, due 04/01/29	12,750
40,000	Republic of Peru, 8.75%, due 11/21/33	48,500
24,600	Republic of Peru, 5.00%, due 03/07/17(b)	24,416
330,000	Russian Federation, Reg S, 5.00%, due 03/31/30	380,013
270,000	United Mexican States, 9.00%, due 12/20/12	25,699
90,000	United Mexican States, 8.38%, due 01/14/11	103,725
160,000	United Mexican States, 8.13%, due 12/30/19	194,400
555,000	United Mexican States, 8.00%, due 12/24/08	51,086
160,000	United Mexican States, 8.00%, due 12/19/13	14,377
270,000	United Mexican States, 8.00%, due 12/07/23	23,228
360,000	United Mexican States, 7.50%, due 04/08/33	418,500
		2,277,100
	U.S. Government and Agency Obligations — 47.9%
200,000	FNMA, 6.34%, due 10/16/07	207,552
150,000	FNMA, 5.13%, due 05/27/15	148,542
225,000	FNMA, 5.00%, due 03/02/15	224,016
153,912	FNMA, 5.00%, due 01/01/18	153,724
375,000	FNMA, 4.00%, due 10/16/06	373,578
565,000	FNMA, 4.00%, due 01/26/09	555,926
170,000	FNMA, 3.15%, due 10/23/09(d)	169,905
350,000	FNMA, 2.71%, due 01/30/07	342,638
50,000	FNMA, 2.35%, due 04/29/06	49,470
425,000	U.S. Treasury Bond, 8.75%, due 08/15/20	615,238
1,175,000	U.S. Treasury Bond, 8.50%, due 02/15/20	1,659,550
320,000	U.S. Treasury Bond, 8.13%, due 08/15/19	436,988
1,625,000	U.S. Treasury Bond, 6.25%, due 08/15/23	1,943,589
150,000	U.S. Treasury Bond, 6.13%, due 11/15/27	181,037
430,000	U.S. Treasury Bond, 6.00%, due 02/15/26	507,266
130,000	U.S. Treasury Bond, 5.50%, due 08/15/28	146,108
2,380,000	U.S. Treasury Bond, 5.38%, due 02/15/31	2,667,090
1,087,197	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28	1,422,827
1,353,843	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15	1,366,218
4,525,000	U.S. Treasury Note, 4.25%, due 08/15/15	4,498,135
6,100,000	U.S. Treasury Note, 4.13%, due 08/15/08	6,092,857
6,200,000	U.S. Treasury Note, 4.13%, due 08/15/10	6,172,150
1,850,000	U.S. Treasury Note, 4.00%, due 08/31/07	1,844,293
11,305,000	U.S. Treasury Note, 4.00%, due 09/30/07	11,270,565
3,150,000	U.S. Treasury Note, 4.00%, due 04/15/10	3,122,315
1,405,000	U.S. Treasury Note, 3.88%, due 07/31/07	1,397,976
1,900,000	U.S. Treasury Note, 3.88%, due 09/15/10	1,873,727
1,645,000	U.S. Treasury Note, 3.75%, due 03/31/07	1,634,977
1,100,000	U.S. Treasury Note, 3.63%, due 04/30/07	1,091,064

32                                                         See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	U.S. Government and Agency Obligations — continued
620,000	U.S. Treasury Note, 3.63%, due 06/30/07	614,285
830,000	U.S. Treasury Note, 3.50%, due 05/31/07	821,279
810,000	U.S. Treasury Note, 3.38%, due 02/28/07	801,395
1,610,000	U.S. Treasury Note, 3.13%, due 01/31/07	1,588,996
		55,995,276
	TOTAL DEBT OBLIGATIONS (COST $121,355,950)	120,843,148

Contract Amount	Description	Value ($)
	CALL OPTIONS PURCHASED — 0.0%
	Future Options — 0.0%
15,000	Sterling Mid-Curve Futures, Strike Price $96.00, Expires 10/14/2005	38
	TOTAL CALL OPTIONS PURCHASED (COST $968)	38

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 24.5%
	U.S. Government and Agency Obligations — 23.4%
$25,500,000	FHLB, 3.18%, due 10/03/05	25,495,495
300,000	FHLB, 3.59%, due 10/12/05	299,671
300,000	FHLB, 3.62%, due 10/14/05	299,608
300,000	FHLMC, 3.63%, due 11/14/05	298,669
300,000	FHLMC, 3.67%, due 12/12/05	297,798
300,000	FNMA, 3.54%, due 11/14/05	298,702
30,000	FNMA, 3.62%, due 12/05/05(a)	29,804
25,000	FNMA, 3.63%, due 12/05/05(a)	24,836
300,000	FNMA, 3.63%, due 11/23/05	298,397
		27,342,980
	Commercial Paper — 1.1%
300,000	Abbey National North America LLC, 3.69%, due 11/15/05	298,618
300,000	Bank of America Corp., 3.74%, due 11/14/05	298,629
300,000	Barclays U.S. Funding Corp., 3.73%, due 11/15/05	298,601
150,000	SBC Communications, Inc., 144A, 4.39%, due 06/05/06	150,352
300,000	Toyota Motor Credit Co, 3.74%, due 11/14/05	298,629
		1,344,829
	TOTAL SHORT-TERM INVESTMENTS (COST $28,687,809)	28,687,809
	TOTAL INVESTMENTS — 127.8%
	(Cost $150,044,727)	149,530,995
	Other Assets and Liabilities (net) — (27.8%)	(32,572,044)
	TOTAL NET ASSETS — 100.0%	$116,958,951

                                                             See accompanying notes to the financial statements.                                                         33

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers

EUR - Euro Dollar
MTN - Medium Term Note
MXN - Mexican Peso
REIT - Real Estate Investment Trust
TBA - To Be Announced
(a) All or a portion of security held as collateral for open futures contracts.
(b) Floating rate note. Rate shown is as of September 30, 2005.
(c) Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) When-issued security.

34                                                         See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
September 30, 2005 (Unaudited)

A summary of outstanding financial instruments at September 30, 2005 is as follows:

Forward currency contracts

				Net
				Unrealized
Settlement		Units of		Appreciation
Date	Deliver/Receive	Currency	Value	(Depreciation)
Buys
10/20/05	EUR	77,457	$93,457	$(1,836)
10/26/05	MXN	883,784	81,668	491
				$(1,345)
Sales
10/20/05	EUR	294,664	$355,532	$1,479
10/26/05	MXN	2,053,270	189,736	593
				$2,072

Futures Contracts

				Net
				Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)
Buys
37	Euro 90 Day	March 2006	$8,829,125	$(17,185)
2	U.S. Long Bond	December 2005	228,812	(6,816)
5	U.S. Treasury Note 10 Yr.	December 2005	549,609	(11,171)
				$(35,172)
Sales
9	Euro BOBL	December 2005	$1,026,000	$9,825
25	U.S. Treasury Note 10 Yr.	December 2005	2,748,047	9,171
44	U.S. Treasury Note 5 Yr.	December 2005	4,701,812	13,323
				$32,319

Written Options

	Number of	Premium	Value at
Type of Contract	Contracts	Received	September 30, 2005
CALL — EURO 1-YEAR MID-CURVE FUTURES	(15,000)	$(945)	$(3,713)
Strike @ $95.625
Expires 10/14/2005
PUT — U.S. TREASURY 10-YEAR FUTURES	(3,000)	(1,907)	(1,359)
Strike @ $109.000
Expires 11/22/2005
TOTAL		$(2,852)	$(5,072)

                                                             See accompanying notes to the financial statements.                                                         35

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
September 30, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	104.8%
Short-Term Investments	24.5
Call Options Purchased	0.0
Forward Currency Contracts	0.0
Future Contracts	(0.0)
Written Option Contracts	(1.4)
Other Assets and Liabilities (net)	(27.9)
100.0%

36                                                         See accompanying notes to the financial statements.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 96.0%
	Municipal Obligations — 4.1%
80,000	Antigo, WI, 5.38%, due 09/01/07	80,797
100,000	California Statewide Communities Development Authority, (Butte County Workers), 3.59%, due 05/01/08	98,410
135,000	California Statewide Communities Development Authority, Series A1, 4.00%, due 11/15/06	134,648
115,101	Haverstraw, NY, (Letchworth Property), 4.15%, due 05/17/06	115,101
80,000	Melbourne, FL, 3.70%, due 10/01/06	79,586
35,000	Ohio Housing Finance Agency, 7.90%, due 10/01/14	35,942
		544,484
	Asset Backed Securities — 18.5%
59,674	Aegis Asset Backed Securities Trust, Series 2005-4N, Class N1, 144A, 4.50%, due 10/25/35	59,515
65,000	American Express Credit Account Master Trust, Series 2003-4, Class B, 1.90%, due 01/15/09	63,853
75,835	AmeriCredit Automobile Receivables Trust, Series 2002-A, Class A4, 4.61%, due 01/12/09	75,997
106,763	AmeriCredit Automobile Receivables Trust, Series 2003-DM, Class A3A, 2.14%, due 12/06/07	106,565
180,000	Capital One Auto Finance Trust, Series 2004-A, Class A3, 3.07%, due 07/15/08	178,073
84,527	Centex Home Equity, Series 1999-2, Class A6, 6.60%, due 06/25/30	85,730
196,289	Chase Manhattan Auto Owner Trust, Series 2004-A, Class A3, 2.08%, due 05/15/08	194,061
75,000	Discover Card Master Trust I, Series 2001-6, Class A, 5.75%, due 12/15/08	75,736
95,000	Discover Card Master Trust I, Series 2002-2, Class A, 5.15%, due 10/15/09	95,967
300,000	Harley-Davidson Motorcycle Trust, Series 2005-1, Class A2, 3.76%, due 12/17/12	295,297
141,716	Household Automotive Trust, Series 2002-3, Class A4A, 3.44%, due 05/18/09	140,780
140,000	Navistar Financial Corp. Owner Trust, Series 2004-A, Class A3, 2.01%, due 08/15/08	137,923
31,839	Onyx Acceptance Grantor Trust, Series 2003-B, Class A3, 1.77%, due 05/15/07	31,806
176,828	Onyx Acceptance Grantor Trust, Series 2004-B, Class A3, 3.09%, due 09/15/08	175,702
65,366	Park Place Securities NIM Trust, Series 2005-WCW1, Class A, 144A, 4.25%, due 09/25/35	64,875
50,000	Pemex Finance, Ltd., Series 2000-1, Class 11NT, 9.03%, due 02/15/11	55,563
130,000	Residential Asset Mortgage Products, Inc., Series 2004-RS7, Class AI2, 4.00%, due 09/25/25	129,230
46,551	USAA Auto Owner Trust, Series 2004-2, Class A2, 2.41%, due 02/15/07	46,486
111,516	Wachovia Auto Owner Trust, Series 2004-B, Class A2, 2.40%, due 05/21/07	111,224
176	WFS Financial Owner Trust, Series 2002-4, Class A3A, 2.39%, due 08/20/07	175
100,000	WFS Financial Owner Trust, Series 2004-2, Class A3, 2.85%, due 09/22/08	99,207
132,078	WFS Financial Owner Trust, Series 2004-4, Class A2, 2.50%, due 12/17/07	131,539
96,992	World Omni Auto Receivables Trust, Series 2004-A, Class A2, 2.58%, due 07/12/07	96,766
		2,452,070

                                                             See accompanying notes to the financial statements.                                                         37

MGI US Short Maturity Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Corporate Debt — 12.8%
85,000	Ameren Corp., Senior Note, 4.26%, due 05/15/07	84,282
65,000	American Electric Power Co., Inc., Senior Note, 4.71%, due 08/16/07(b)	64,940
30,000	American General Finance Corp., Senior Note, (MTN), 4.88%, due 05/15/10	29,967
130,000	American General Finance Corp., Senior Note, (MTN), 3.00%, due 11/15/06	127,754
105,000	Ameritech Capital Funding, 6.25%, due 05/18/09	109,395
65,000	ASIF Global Financing XVII, Senior Note, 144A, 3.85%, due 11/26/07	63,864
110,000	Celulosa Arauco y Constitucion SA, 8.63%, due 08/15/10	125,159
26,000	Chubb Corp., Senior Note, 4.93%, due 11/16/07	26,111
80,000	Comcast MO of Delaware, Inc., Senior Subordinated Note, 9.00%, due 09/01/08	88,813
60,000	DTE Energy Co., Senior Note, 5.63%, due 08/16/07	60,839
50,000	Duke Capital LLC, Senior Note, 4.30%, due 05/18/06	49,976
60,000	Enterprise Products Operating, LP, 4.95%, due 06/01/10	59,030
261,000	Ford Motor Credit Co., 6.50%, due 01/25/07	261,384
29,000	General Motors Acceptance Corp., Global Note, 6.13%, due 09/15/06	29,099
130,000	Halliburton Co., (MTN), 6.00%, due 08/01/06	131,300
65,000	HSBC Finance Corp., 4.13%, due 12/15/08	63,867
72,000	Merrill Lynch & Co., Inc., (MTN), 4.79%, due 08/04/10	71,828
55,000	Sempra Energy, Senior Note, 4.62%, due 05/17/07	54,906
55,000	SLM Corp., Series A, (MTN), 3.81%, due 07/27/09(a)	55,014
130,000	Tyco International Group SA, Guaranteed Note, 6.38%, due 02/15/06	130,880
		1,688,408
	Mortgage Backed Securities — 23.9%
137,485	ABN Amro Mortgage Corp., Series 2003-4, Class A5, 4.75%, due 03/25/33	137,190
65,000	AQ Finance NIM Trust, Series 2005-RN8, Class A, 144A, 4.50%, due 10/25/35	64,753
118,072	Cendant Mortgage Corp., Series 2003-9, Class 1A1, 5.25%, due 11/25/33	118,420
135,047	Chase Commercial Mortgage Securities Corp., Series 1996-2, Class A2, 6.90%, due 11/19/28	135,826
54,396	Chase Mortgage Finance Corp., Series 2004-S3, Class 2A1, 5.25%, due 03/25/34	54,508
118,322	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	118,228
81,705	Countrywide Alternative Loan Trust, Series 2003-6T2, Class A2, 5.00%, due 06/25/33	81,646
63,437	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, due 03/25/34	62,860
80,000	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-19, Class A2, 5.25%, due 10/25/34	80,123
101,744	CS First Boston Mortgage Securities Corp., Series 2003-17, Class 4A1, 5.50%, due 06/25/33	102,049
43,666	FHLMC, Series 2001-51, Class VP, 6.50%, due 07/25/12	43,700
57,612	FHLMC, Series 2391, Class QT, 5.50%, due 05/15/15	57,857
63,038	FHLMC, Series 2552, Class KB, 4.25%, due 06/15/27	62,906
86,299	FHLMC, Series 2612, Class LJ, 4.00%, due 07/15/22	85,793
135,000	FHLMC, Series 2687, Class PD, 5.50%, due 11/15/26	138,167
115,000	FHLMC, Series 2752, Class PW, 4.00%, due 04/15/22	113,188
100,000	FHLMC, Series 2849, Class AJ, 5.00%, due 05/15/18	100,672
103,791	First Horizon Asset Securities, Inc., Series 2002-7, Class 2A, 5.25%, due 12/25/17	103,739
200,000	First Union - Chase Commercial Mortgage, Series 1999-C2, Class D, 7.06%, due 06/15/31	213,350

38                                                         See accompanying notes to the financial statements.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2005 (Unaudited)

	Mortgage Backed Securities — continued
116,438	FNMA, 6.50%, due 02/01/22	120,766
111,877	FNMA, 6.50%, due 05/01/35	115,191
61,830	FNMA, 5.50%, due 07/01/23	62,249
58,788	FNMA, Series 1998-M6, Class A2, 6.32%, due 08/15/08	60,851
30,000	FNMA, Series 2002-73, Class OC, 5.00%, due 04/25/14	30,121
101,865	FNMA, Series 2002-85, Class QV, 4.00%, due 03/25/24	101,223
140,000	FNMA, Series 2003-106, Class WB, 4.50%, due 10/25/15	139,490
47,849	FNMA, Series 2003-63, Class GU, 4.00%, due 07/25/33	47,166
85,000	FNMA, Series 2004-W4, Class A2, 5.00%, due 06/25/34	85,185
23,034	FNMA, Series 2005-48, Class OH, 5.00%, due 07/25/26	23,115
97,315	Impac Secured Assets CMN Owner Trust, Series 2005-1, Class 3A1, 4.99%, due 07/25/35(a)	96,891
50,903	LB-UBS Commercial Mortgage Trust, Series 2002-C2, Class A1, 3.83%, due 06/15/26	50,719
82,276	MASTR Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, due 04/25/34	83,870
65,000	Nationslink Funding Corp., Series 1999-2, Class F, 144A, 5.00%, due 06/20/31	64,402
80,858	Residential Asset Securitization Trust, Series 2003-A15, Class 2A1, 5.25%, due 02/25/34	80,993
62,672	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 9A1, 5.25%, due 08/25/35(a)	62,628
54,075	Washington Mutual, Inc., Series 2004-S3, Class 2A1, 5.50%, due 07/25/34	54,084
		3,153,919
	U.S. Government and Agency Obligations — 36.7%
169,000	U.S. Treasury Note, 3.88%, due 05/15/10	166,604
2,232,000	U.S. Treasury Note, 3.63%, due 07/15/09	2,187,797
411,000	U.S. Treasury Note, 3.38%, due 02/15/08	403,711
2,124,000	U.S. Treasury Note, 3.00%, due 12/31/06	2,094,629
		4,852,741
	TOTAL DEBT OBLIGATIONS (COST $12,775,473)	12,691,622
	TOTAL INVESTMENTS — 96.0%
	(Cost $12,775,473)	12,691,622
	Other Assets and Liabilities (net) — 4.0%	535,065
	TOTAL NET ASSETS — 100.0%	$13,226,687
	Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers

	MTN - Medium Term Note
	(a) Floating rate note. Rate shown is as of September 30, 2005.
	(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

                                                             See accompanying notes to the financial statements.                                                         39

MGI US Short Maturity Fixed Income Fund
Schedule of Investments — (Continued)
September 30, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	96.0%
Other Assets and Liabilities (net)	4.0
100.0%

40                                                         See accompanying notes to the financial statements.

MGI Funds

Statements of Assets and Liabilities
September 30, 2005 (Unaudited)

	MGI US Large Cap	MGI US Large Cap	MGI US Small/Mid Cap
	Growth Equity Fund	Value Equity Fund	Growth Equity Fund
Assets
Investments, at value (Note 2)(a)	$53,608,090	$52,274,740	$19,627,922
Cash	15,609,888	16,590,174	3,581,744
Receivable for investments sold	554,208	202,343	182,473
Dividend and interest receivable	25,350	71,577	5,514
Receivable for expenses reimbursed by Advisor	44,609	43,583	22,386
Total Assets	69,842,145	69,182,417	23,420,039
Liabilities
Payable for investments purchased	15,324,370	15,390,660	3,273,018
Payable to affiliate for (Note 3):
Advisor fee	24,672	23,002	17,491
Trustees and Chief Compliance Officer fees	—	56	—
Accrued expenses	36,497	35,689	18,723
Total liabilities	15,385,539	15,449,407	3,309,232
Net assets	$54,456,606	$53,733,010	$20,110,807
Net assets consist of:
Paid-in capital	52,248,885	51,783,520	17,474,208
Accumulated undistributed net investment income (loss)	32,430	111,981	(5,014)
Accumulated net realized gain (loss)	397,490	619,091	497,773
Net unrealized appreciation (depreciation)	1,777,801	1,218,418	2,143,840
Total net assets	$54,456,606	$53,733,010	$20,110,807
Net assets attributable to:
Class Y-3 shares	$54,456,606	$53,733,010	$20,110,807
Shares outstanding:
Class Y-3	5,447,020	5,351,984	1,943,030
Net asset value per share:
Class Y-3	$10.00	$10.04	$10.35
(a) Investments at cost	51,830,289	51,056,322	17,484,082

                                                             See accompanying notes to the financial statements.                                                         41

MGI Funds

Statements of Assets and Liabilities
September 30, 2005 (Unaudited)

	MGI US Small/Mid Cap	MGI Core Opportunistic	MGI Short Maturity
	Value Equity Fund	Fixed Income Fund	Fixed Income Fund
Assets
Investments, at value (Note 2)(a)	$18,888,847	$149,530,995	$12,691,622
Cash	3,489,513	24,834,010	453,941
Foreign currency, at value (Note 2)(b)	—	348,464	—
Receivable for investments sold	10,916	16,843,261	—
Dividend and Interest receivable	17,407	607,561	87,379
Receivable for open forward currency contracts (Note 2)	—	2,563	—
Receivable for premium on options written	—	—	—
Receivable for expenses reimbursed by Advisor	21,829	83,767	17,793
Total Assets	22,428,512	192,250,621	13,250,735
Liabilities
Payable for investments purchased	3,007,675	40,117,317	4,523
Payable to affiliate for (Note 3):
Advisor fee	16,518	29,305	3,628
Trustees and Chief Compliance Officer fees	—	1,207	392
Written options, at value(c)	—	5,072	—
Payable for open forward currency contracts (Note 2)	—	1,836	—
Payable for variation margin on open futures contracts (Note 2)	—	4,551	—
Payable for when-issued securities (Note 2)	—	35,064,030	—
Accrued expenses	18,326	68,352	15,505
Total liabilities	3,042,519	75,291,670	24,048
Net assets	$19,385,993	$116,958,951	$13,226,687
Net assets consist of:
Paid-in capital	17,995,171	117,103,510	13,254,541
Accumulated undistributed net investment income (loss)	12,518	392,605	60,931
Accumulated net realized gain (loss)	188,596	(16,153)	(4,934)
Net unrealized appreciation (depreciation)	$1,189,708	$(521,011)	$(83,851)
Total Net Assets	$19,385,993	$116,958,951	$13,226,687
Net assets attributable to:
Class Y-3 shares	$19,385,993	$116,958,951	$13,226,687
Shares outstanding:
Class Y-3	1,938,414	11,694,588	1,320,210
Net asset value per share:
Class Y-3	$10.00	$10.00	$10.02
(a) Investments at cost	17,699,139	150,044,727	12,775,473
(b) Foreign currency at cost	—	350,668	—
(c) Premiums on written options	—	2,852	—

42                                                         See accompanying notes to the financial statements.

MGI Funds

Statements of Operations
For the Period Ended September 30, 2005 (Unaudited)

	MGI US Large Cap	MGI US Large Cap	MGI US Small/Mid Cap
	Growth Equity Fund	Value Equity Fund	Growth Equity Fund
Investment Income:
Interest	$4,440	$7,038	$2,339
Dividends	52,662	128,275	10,138
Withholding taxes	—	(330)	—
Total income	57,102	134,983	12,477
Expenses:
Advisory fee (Note 3)	24,672	23,002	17,491
Organizational fees	11,269	10,987	4,525
Initial offering fees	9,746	9,501	3,913
Transfer agent fees	449	434	195
Custodian and fund accounting fees	3,140	3,038	2,721
Audit fees	4,433	4,433	4,433
Legal fees	4,956	4,832	1,990
Trustees fees	5,636	5,494	2,416
Registration fees	2,056	2,005	825
Miscellaneous	2,924	2,859	1,368
Total expenses	69,281	66,585	39,877
Reimbursement of expenses (Note 3)	(44,609)	(43,583)	(22,386)
Net expenses	24,672	23,002	17,491
Net investment income (loss)	32,430	111,981	(5,014)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	397,490	619,091	497,773
Change in net unrealized appreciation (depreciation) on:
Investments	568,767	448,624	1,257,756
Net realized and unrealized gain (loss)	966,257	1,067,715	1,755,529
Net increase (decrease) in net assets resulting from operations	$998,687	$1,179,696	$1,750,515

                                                             See accompanying notes to the financial statements.                                                         43

MGI Funds

Statements of Operations
For the Period Ended September 30, 2005 (Unaudited)

	MGI US Small/Mid Cap	MGI Core Opportunistic	MGI Short Maturity
	Value Equity Fund	Fixed Income Fund	Fixed Income Fund
Investment Income:
Interest	$2,438	$421,910	$65,285
Dividends	26,598	—	—
Total income	29,036	421,910	65,285
Expenses:
Advisory fee (Note 3)	16,518	29,305	3,628
Organizational fee	4,369	22,510	4,111
Initial offering fees	3,777	19,466	3,122
Transfer agent fees	184	837	145
Custodian and fund accounting fees	2,570	5,024	1,161
Audit fees	4,577	5,152	4,522
Legal fees	1,922	9,900	1,587
Trustees fees	2,300	11,255	2,056
Registration fees	797	4,107	658
Miscellaneous	1,333	5,516	1,157
Total expenses	38,347	113,072	22,147
Reimbursement of expenses (Note 3)	(21,829)	(83,767)	(17,793)
Net expenses	16,518	29,305	4,354
Net investment income (loss)	12,518	392,605	60,931
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	188,596	(7,701)	(4,934)
Closed futures contracts	—	301	—
Written option contracts	—	1,274	—
Foreign currency, forward contracts and foreign currency related transactions	—	(10,027)	—
Net realized gain (loss)	188,596	(16,153)	(4,934)
Change in net unrealized appreciation (depreciation) on:
Investments	626,988	(397,262)	(25,774)
Open futures contracts	—	713	—
Written option contracts	—	(2,220)	—
Foreign currency, forward contracts and foreign currency related transactions	—	1,365	—
Net unrealized gain (loss)	626,988	(397,404)	(25,774)
Net realized and unrealized gain (loss)	815,584	(413,557)	(30,708)
Net increase (decrease) in net assets resulting from operations	$828,102	$(20,952)	$30,223

44                                                         See accompanying notes to the financial statements.

MGI Funds

Statements of Changes in Net Assets

	MGI US Large Cap	MGI US Large Cap	MGI US Small/Mid Cap
	Growth Equity Fund	Value Equity Fund	Growth Equity Fund
	Period Ending	Period Ending	Period Ending
	September 30, 2005*	September 30, 2005*	September 30, 2005*
	(Unaudited)	(Unaudited)	(Unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$32,430	$111,981	$(5,014)
Net realized gain (loss)	397,490	619,091	497,773
Change in net unrealized appreciation (depreciation)	568,767	448,624	1,257,756
Net increase (decrease) in net assets from operations	998,687	1,179,696	1,750,515
Net share transactions (Note 5):
Class Y-3(a)	53,457,919	52,553,314	18,360,292
Increase (decrease) in net assets resulting from net share transactions	53,457,919	52,553,314	18,360,292
Total increase in net assets resulting from net share transactions and redemption fees	53,457,919	52,553,314	18,360,292
Total increase in net assets	54,456,606	53,733,010	20,110,807
Net assets:
Beginning of period	—	—	—
End of period	$54,456,606	$53,733,010	$20,110,807
Undistributed net investment income included in net assets at end of period	$32,430	$111,981	$(5,014)

*              Funds commenced operations on August 15, 2005.

**        Fund commenced operations on August 22, 2005.

(a)       Includes contributed unrealized appreciation (depreciation) of $1,209,034, $769,794, $886,084 $562,720, $(123,607), and $(58,077), respectively.

                                                             See accompanying notes to the financial statements.                                                         45

MGI Funds

Statements of Changes in Net Assets

	MGI Small/Mid Cap	MGI Core Opportunistic	MGI Short Maturity
	Value Equity	Fixed Income Fund	Fixed Income Fund
	Period Ending	Period Ending	Period Ending
	September 30, 2005*	September 30, 2005*	September 30, 2005**
	(Unaudited)	(Unaudited)	(Unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$12,518	$392,605	$60,931
Net realized gain (loss)	188,596	(16,153)	(4,934)
Change in net unrealized appreciation (depreciation)	626,988	(397,404)	(25,774)
Net increase (decrease) in net assets from operations	828,102	(20,952)	30,223
Net share transactions (Note 5):
Class Y-3(a)	18,557,891	116,979,903	13,196,464
Increase (decrease) in net assets resulting from net share transactions	18,557,891	116,979,903	13,196,464
Total increase in net assets resulting from net share transactions and redemption fees	18,557,891	116,979,903	13,196,464
Total increase in net assets	19,385,993	116,958,951	13,226,687
Net assets:
Beginning of period	—	—	—
End of period	$19,385,993	$116,958,951	$13,226,687
Undistributed net investment income included in net assets at end of period	$12,518	$392,605	$60,931

*             Funds commenced operations on August 15, 2005.

**       Fund commenced operations on August 22, 2005.

(a)      Includes contributed unrealized appreciation (depreciation) of $1,209,034, $769,794, $886,084 $562,720, $(123,607), and $(58,077), respectively.

46                                                         See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

	Period ended
	9/30/05
	(Unaudited)(a)
Net asset value at beginning of period	$10.00
Net investment income†	0.01
Net realized and unrealized loss on investments	(0.01	)(b)
Total income from investment operations	0.00
Net asset value at end of period	$10.00
Total investment return(c)	0.00	%**
Ratios/Supplemental Data:
Net investment income to average daily net assets	0.72	%*
Net expenses to average daily net assets	0.55	%*
Total expenses (before reimbursement) to average daily net assets	1.54	%*
Portfolio turnover rate	25	%**
Net assets at end of period (in 000’s)	$54,457

(a)       Class commenced operations on August 15, 2005.

(b)      The amount shown for a share outstanding does correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

(c)       Total return would have been lower had certain expenses not been reimbursed during the period shown.

†               Computed using average shares outstanding throughout the period.

*              Annualized.

**        Not annualized.

                                              The accompanying notes are an integral part of the financial statements.                                         47

MGI US Large Cap Value Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

	Period ended
	9/30/05
	(Unaudited)(a)
Net asset value at beginning of period	$10.00
Net investment income†	0.03
Net realized and unrealized gain on investments	0.01
Total income from investment operations	0.04
Net asset value at end of period	$10.04
Total investment return(b)	0.40	%**
Ratios/Supplemental Data:
Net investment income to average daily net assets	2.59	%*
Net expenses to average daily net assets	0.53	%*
Total expenses (before reimbursement) to average daily net assets	1.53	%*
Portfolio turnover rate	19	%**
Net assets at end of period (in 000’s)	$53,733

(a)       Class commenced operations on August 15, 2005.

(b)      The total return would have been lower had certain expenses not been reimbursed during the period shown.

†               Computed using average shares outstanding throughout the period.

*              Annualized.

**        Not annualized.

48                                          The accompanying notes are an integral part of the financial statements.

MGI US Small/Mid Cap Growth Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

	Period ended
	9/30/05
	(Unaudited)(a)
Net asset value at beginning of period	$10.00
Net investment income (loss)†	(0.00	)(b)
Net realized and unrealized gain on investments	0.35
Total income from investment operations	0.35
Net asset value at end of period	$10.35
Total investment return(c)	3.50	%**
Ratios/Supplemental Data:
Net investment income to average daily net assets	(0.26	)%*
Net expenses to average daily net assets	0.90	%*
Total expenses (before reimbursement) to average daily net assets	2.05	%*
Portfolio turnover rate	28	%**
Net assets at end of period (in 000’s)	$20,111

(a)  Class commenced operations on August 15, 2005.

(b)  Rounds to less than $(0.01) per share.

(c)  The total return would have been lower had certain expenses not been reimbursed during the period shown.

†     Computed using average shares outstanding throughout the period.

*     Annualized.

**   Not annualized.

                                              The accompanying notes are an integral part of the financial statements.                                         49

MGI US Small/Mid Cap Value Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

	Period ended
	9/30/05
	(Unaudited)(a)
Net asset value at beginning of period	$10.00
Net investment income†	0.01
Net realized and unrealized loss on investments	(0.01	)(b)
Total income from investment operations	0.00
Net asset value at end of period	$10.00
Total investment return(c)	0.00	%**
Ratios/Supplemental Data:
Net investment income to average daily net assets	0.68	%*
Net expenses to average daily net assets	0.90	%*
Total expenses (before reimbursement) to average daily net assets	2.09	%*
Portfolio turnover rate	5	%**
Net assets at end of period (in 000’s)	$19,386

(a)  Class commenced operations on August 15, 2005.

(b)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

(c)  The total return would have been lower had certain expenses not been reimbursed during the period shown.

†     Computed using average shares outstanding throughout the period.

*     Annualized.

**   Not annualized.

50                                          The accompanying notes are an integral part of the financial statements.

MGI Core Opportunistic Fixed Income Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

	Period ended
	9/30/05
	(Unaudited)(a)
Net asset value at beginning of period	$10.00
Net investment income†	0.06
Net realized and unrealized loss on investments	(0.06)
Total income from investment operations	0.00
Net asset value at end of period	$10.00
Total investment return(b)	0.00	%**
Ratios/Supplemental Data:
Net investment income to average daily net assets	4.69	%*
Net expenses to average daily net assets	0.35	%*
Total expenses (before reimbursement) to average daily net assets	1.35	%*
Portfolio turnover rate	145	%**
Net assets at end of period (in 000’s)	$116,959

(a)       Class commenced operations on August 15, 2005.

(b)      The total return would have been lower had certain expenses not been reimbursed during the period shown.

†               Computed using average shares outstanding throughout the period.

*              Annualized.

**        Not annualized.

                                              The accompanying notes are an integral part of the financial statements.                                         51

MGI US Short Maturity Fixed Income Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

	Period ended
	9/30/05
	(Unaudited)(a)
Net asset value at beginning of period	$10.00
Net investment income†	0.05
Net realized and unrealized loss on investments	(0.03)
Total income from investment operations	0.02
Net asset value at end of period	$10.02
Total investment return(b)	0.20	%**
Ratios/Supplemental Data:
Net investment income to average daily net assets	4.20	%*
Net expenses to average daily net assets	0.30	%*
Total expenses (before reimbursement) to average daily net assets	1.53	%*
Portfolio turnover rate	15	%**
Net assets at end of period (in 000’s)	$13,227

(a)       Class commenced operations on August 22, 2005.

(b)      The total return would have been lower had certain expenses not been reimbursed during the period shown.

†               Computed using average shares outstanding throughout the period.

*              Annualized.

**        Not annualized.

52                                          The accompanying notes are an integral part of the financial statements.

MGI Funds

Notes to Financial Statements
September 30, 2005 (Unaudited)

1.                                  Organization

MGI Funds (the “Trust”) consists of seven series as follows: MGI US Large Cap Growth Equity Fund (“Large Cap Growth”), MGI US Large Cap Value Equity Fund (“Large Cap Value”), MGI US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), MGI US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), MGI Non-US Non-US Core Equity Fund (“Non-US Core Equity”), MGI Core Opportunistic Fixed Income Fund (“Core Opportunistic”), and MGI US Short Maturity Fixed Income Fund (“Short Maturity”), collectively referred to as “the Funds”.  The Trust is a Delaware statutory trust, established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds are managed by Mercer Global Investments, Inc. (the “Advisor”) and are classified as “non-diversified” for the purposes of the 1940 Act which means that each Fund is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Capital appreciation and income
Large Cap Value	Capital appreciation and income
Small/Mid Cap Growth	Capital appreciation
Small/Mid Cap Value	Capital appreciation
Non-US Core Equity	Capital appreciation and income
Core Opportunistic	Current income and capital appreciation
Short Maturity	Safety of principal, moderate level of income

Large Cap Growth, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value and Core Opportunistic commenced operations on August 15, 2005. Short Maturity commenced operations on August 22, 2005.  As of September 30, 2005, Non-US Core Equity had not commenced operations.

Each Fund offers interest in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference in the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of September 30, 2005 only Class Y-3 had commenced operations in each of the Funds.

2.                                  Significant Accounting Policies

The following is a summary of the significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which are consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation

Portfolio securities listed on an exchange normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or a subadvisor as the primary market. Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market (“Nasdaq”) normally are valued at the Nasdaq Official Closing Price (“NOCP”); other over-the-counter securities are valued at the last bid price available to valuation (other than short-term investments that mature in 60 days or less, which are valued as described below).

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2005 (Unaudited)

Where market quotations are readily available, portfolio securities are valued based on market quotations, provided those quotations adequately reflect, in the judgment of the Advisor or a subadvisor, the fair value of the security. Where those market quotations are not readily available, securities valued based on appraisals received from a pricing service using a computerized matrix system or based on appraisals derived from information concerning the securities and other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees (the “Board”). It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value.

The application of fair value pricing represents a good faith determination based on specific procedures. There can be no assurance that a Fund could obtain the fair value assigned to the security if the Fund were able to sell the security at approximately the time at which the Fund determines its net asset value (“NAV”) per share.

Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds.   A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of its net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided:  (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

The Funds participate in a securities lending program under which the Funds’ custodian, Investors Bank & Trust Company (the “Custodian”), is authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral. The Custodian receives a portion of the interest earned on any reinvested collateral. As of September 30, 2005 the Funds did not have any securities out on loan.

Repurchase agreements

A Fund may enter into a repurchase agreement where it purchases securities from a bank or broker-dealer and simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2005 (Unaudited)

from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. At September 30, 2005 the Funds did not have any open repurchase agreements.

Reverse repurchase agreements

A Fund may enter into reverse repurchase agreements which involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed to be creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. A Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase agreement transaction, a Fund will direct the Custodian to designate cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities as segregated assets of the Fund in an amount equal to the repurchase price. When engaging in (or purchasing) reverse repurchase agreements, when-issued securities, options, futures, forward contracts or other derivative transactions, a Fund will cause the Custodian to earmark on the Custodian’s books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings by a Fund and as such, are subject to the same investment limitations. At September 30, 2005 The Funds did not have any open reverse repurchase agreements.

Swaps

A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default and index swaps and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2005 (Unaudited)

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If a subadvisor is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund will be less favorable than it would have been if this investment technique were never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Under Internal Revenue Service Rules, any lump sum payment received or due under the notional principal contract must be amortized over the life of the contract using the appropriate methodology prescribed by the Internal Revenue Service.

The equity swaps in which a Fund may invest involve agreements with a counterparty. The return to a Fund on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. A Fund will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

At September 30, 2005 the Funds had no open swap contracts.

Futures

A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies.

A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.”  This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. A Fund also may effect futures transactions through futures commission merchants that are affiliated with the Advisor, a subadvisor or the Fund in accordance with procedures adopted by the Board.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission for sale to customers in the United States, on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during, a market decline to attempt to offset the decrease in the market value of its common stocks that might otherwise result, and a Fund may purchase

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2005 (Unaudited)

such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

A Fund may enter into futures contracts to protect against the adverse effects of fluctuations in security prices, interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the Fund’s portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts, or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates that would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value that it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund has insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices that reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so. See the Core Opportunistic Schedule of Investments for a listing of open futures contracts as of September 30, 2005.

Options

A Fund may purchase and write call or put options on foreign or U.S. securities and indices and enter into related closing transactions. A Fund also may purchase exchange-listed call options on particular market segment indices to achieve temporary exposure to a specific industry.

A Fund may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund’s ability to effectively hedge its securities. A Fund will only invest in such options to the extent consistent with its 15% limitation on investments in illiquid securities.

Purchasing Call Options — A Fund may purchase call options on securities. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter its portfolio characteristics and modify its portfolio maturities without incurring the cost associated with transactions.

A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2005 (Unaudited)

to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result being that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss, which will be short-term unless the option was held for more than one year.

Covered Call Writing — A Fund may write covered call options from time to time on such portions of its portfolio, without limit, as a subadvisor determines is appropriate in seeking to achieve the Fund’s investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium, which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period for a covered call option, the writer may be assigned an exercise notice by the broker-dealer through which such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss also may be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

A Fund will write call options only on a covered basis. A call option written by a Fund is “covered” if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in Segregated Assets in a segregated account with the Custodian.

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2005 (Unaudited)

Purchasing Put Options — A Fund also may purchase put options. A Fund will, at all times during which it holds a put option, own the security covered by such option.

A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Funds intend to purchase put options, at the discretion of the subadvisors, in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The ability to purchase put options will allow a Fund to protect unrealized gains in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option that it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option that is sold.

A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Writing Put Options — A Fund also may write put options on a secured basis, which means that a Fund will maintain in a segregated account with the Custodian Segregated Assets in an amount not less than the exercise price of the option at all times during the option period. The amount of Segregated Assets held in the segregated account will be adjusted on a daily basis to reflect changes in the market prices of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where a subadvisor wishes to purchase the underlying security for a Fund’s portfolio at a price lower than the current market price of the security. In such event, a Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. A Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

See the Core Opportunistic Schedule of Investments for a listing of open options contracts as of September 30, 2005.

A summary of open written option contracts for the Core Opportunistic at September 30, 2005, is as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at August 15, 2005	3.00	1,274
Options written	9.00	2,851
Options expired	(3.00)	(1,274)
Options outstanding at September 30, 2005	9.00	2,851

Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values.

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2005 (Unaudited)

The Funds will only enter into forward contracts to sell. For a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Fund’s custodian or sub-custodian will segregate assets in a segregated account of the Fund in an amount not less that the value of the Fund’s total assets committed to the consummation of such forward contracts. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contracts.

See the Core Opportunistic Schedule of Investments for a listing of open forward foreign currency contracts as of September 30, 2005.

Short sales

A Fund may from time to time sell securities short. In the event that a subadvisor anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund will incur a profit or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include the risk that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and a Fund may be unable to replace a borrowed security sold short. As of September 30, 2005 none of the Funds held securities sold short.

When-issued securities

A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the purchase price. See the Funds’ Schedule of Investments for when-issued securities held as of September 30, 2005.

Exchange-traded index securities

A Fund may invest in exchange-traded index securities that are currently operational and that may be developed in the future. Exchange-traded index securities generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of the Fund’s investment. These securities generally bear certain operational expenses. To the extent that a Fund invests in these securities, the Fund must bear these expenses in addition to the expenses of its own operation.

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2005 (Unaudited)

Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under the Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at net asset value, unless the shareholder elects to receive cash distributions.

Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”) which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act.

Securities transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization or premium and discounts. Income is not recognized, nor are premium and discount amortized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Allocation of operating income

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between each class of shares of each Fund based on the relative net assets of each class.

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2005 (Unaudited)

Redemption Fees

While none of the Funds’ classes have initial or contingent, deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days are assessed a 2.00% short term trading fee.

3.                                  Fees and other transactions with affiliates

The Advisor provides investment advisory services to each Fund pursuant to an investment management agreement. Pursuant to the investment management agreement, each Fund pays the Advisor a fee for managing the Fund’s investments at an annual rate of:

	Assets up to	Assets in excess of
	$750 million	$750 million
Large Cap Growth	0.55%	0.53%
Large Cap Value	0.53%	0.51%
Small/Mid Cap Growth	0.90%	0.90%
Small/Mid Cap Value	0.90%	0.90%
Non-US Core Equity	0.75%	0.73%
Core Opportunistic	0.35%	0.33%
Short Maturity	0.25%	0.23%

The Advisor provides certain internal administrative services to the Class S, Class Y-1 and Class Y-2 shares of the Funds, for which the Advisor receives a fee of 0.15%, 0.10% and 0.05% of the average daily net assets of the Class S, Class Y-1 and Class Y-2 shares of the Funds, respectively. These internal administrative services include attending to shareholder correspondence, assisting with the processing of purchases and redemptions of shares, preparing and disseminating information and documents for use by beneficial shareholders and monitoring and overseeing non-advisory relationships with entities providing services to the Class S, Class Y-1 and Class Y-2 shares, including the transfer agent.

The Funds have adopted a plan of marketing and service, or “12b-1 plan” to finance the provision of certain shareholder services to the owners of Class S and Class Y-1 shares of the Funds. The plan provides for payments at annual rates (based on average net assets of up to 0.25% if each Fund’s Class S and Class Y-1 shares.

The Trust, with respect to each Fund, and the Advisor have entered into a written contractual fee waiver and expense reimbursement agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or reimburse expenses to the extent that each Fund’s class expenses would exceed the net expense rates as set forth below of average daily net assets of the Fund class through March 31, 2006.

	Class S	Class Y-1	Class Y-2	Class Y-3
Large Cap Growth	1.05%	1.00%	0.70%	0.55%
Large Cap Value	1.03%	0.98%	0.68%	0.53%
Small/Mid Cap Growth	1.40%	1.35%	1.05%	0.90%
Small/Mid Cap Value	1.40%	1.35%	1.05%	0.90%
Non-US Core Equity	1.30%	1.25%	0.95%	0.80%
Core Opportunistic	0.85%	0.80%	0.50%	0.35%
Short Maturity	0.80%	0.75%	0.45%	0.30%

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2005 (Unaudited)

4.                                  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short term investments, for the period ended September 30, 2005, were as follows:

	Long-Term U.S. Government Securities	Other Long-Term Securities
Purchases
Large Cap Growth	$26,296,515	$—
Large Cap Value	24,737,297	—
Small/Mid Cap Growth	7,282,055	—
Small/Mid Cap Value	4,514,482	—
Core Opportunistic	151,665,737	15,760,580
Short Maturity	783,157	1,112,616
Sales
Large Cap Growth	9,345,253	—
Large Cap Value	6,697,219	—
Small/Mid Cap Growth	4,083,945	—
Small/Mid Cap Value	711,886	—
Core Opportunistic	89,973,066	2,488,957
Short Maturity	1,351,698	716,834

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2005 (Unaudited)

5.                                  Share transactions

Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in Fund shares were as follows:

	Period from August 15, 2005
	(commencement of operations)
	through September 30, 2005
	Shares	Amount
	(Unaudited)
Large Cap Growth — Class Y-3
Shares sold	5,507,201	$54,057,919
Shares issued to shareholders in reinvestment of distributions	—	—
Shares repurchased	(60,181)	(600,000)
Net increase (decrease)	5,447,020	$53,457,919
Large Cap Value — Class Y-3
Shares sold	5,362,065	$52,653,314
Shares issued to shareholders in reinvestment of distributions	—	—
Shares repurchased	(10,081)	(100,000)
Net increase (decrease)	5,351,984	$52,553,314
Small/Mid Cap Growth — Class Y-3
Shares sold	1,981,941	$18,760,292
Shares issued to shareholders in reinvestment of distributions	—	—
Shares repurchased	(38,911)	(400,000)
Net increase (decrease)	1,943,030	$18,360,292
Small/Mid Cap Value — Class Y-3
Shares sold	1,938,414	$18,557,891
Shares issued to shareholders in reinvestment of distributions	—	—
Shares repurchased	—	—
Net increase (decrease)	1,938,414	$18,557,891
Core Opportunistic — Class Y-3
Shares sold	11,694,588	$116,979,903
Shares issued to shareholders in reinvestment of distributions	—	—
Shares repurchased	—	—
Net increase (decrease)	11,694,588	$116,979,903

	Period from August 22, 2005
	(commencement of operations)
	through September 30, 2005
	Shares	Amount
	(Unaudited)
Short Maturity — Class Y-3
Shares sold	1,320,216	$13,196,524
Shares issued to shareholders in reinvestment of distributions	—	—
Shares repurchased	(6)	(60)
Net increase (decrease)	1,320,210	$13,196,464

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2005 (Unaudited)

The Funds were formed with an initial contribution of securities in-kind. The historical cost and unrealized appreciation (depreciation) on the date of contribution for each Fund was as follows:

	Historical Cost	Unrealized Appreciation (Depreciation)
Large Cap Growth	$20,897,057	$1,209,034
Large Cap Value	20,774,234	769,794
Small/Mid Cap Growth	7,962,543	886,084
Small/Mid Cap Value	8,008,726	562,720
Core Opportunistic	47,082,846	(123,607)
Short Maturity	12,881,737	(58,077)

6.                                  Federal Income Taxes

As of September 30, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation
Large Cap Growth	$51,938,212	$3,150,947	$(1,526,069)	$1,624,878
Large Cap Value	51,104,635	2,375,162	(1,205,057)	1,170,105
Small/Mid Cap Growth	17,541,439	2,531,406	(444,923)	2,086,483
Small/Mid Cap Value	17,699,141	1,883,549	(693,843)	1,189,706
Core Opportunistic	151,742,069	155,049	(695,092)	(540,043)
Short Maturity	12,777,376	3,112	(88,866)	(85,754)

7.                                  Proxy Voting (Unaudited)

A description of the policies and procedures that each Fund’s investment advisor and sub-advisors use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 866-658-9896, by visiting www.mgifunds.us/proxy, and on the Securities and Exchange Commission’s website at www.sec.gov.

8.                                  Quarterly Reporting (Unaudited)

Beginning March 1, 2006, the Funds will be filing their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission’s website at www.sec.gov. When filed, the Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Board Approval of Investment Advisory Contracts (Unaudited)

At its organizational meeting held on May 16-17, 2005 (the “Organizational Meeting”), the Trust’s Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) (the “Independent Trustees”), considered and approved the Management Agreement for each Fund. In determining whether to approve the Management Agreement, the Board considered the information received in advance of the Organizational Meeting, which included: (i) a copy of a form of the Management Agreement; (ii) information describing the nature, quality and extent of the services that the Advisor will provide to the Funds; (iii) information describing the Advisor’s personnel and operations; (iv) information describing the level of advisory fees to be charged the Funds by the Advisor, and a comparison of those fees to the fees paid by certain other registered investment companies having investment objectives similar to those of the Funds; (v) information regarding the process by which the Advisor selected and recommended for Board approval the Subadvisors; (vi) information describing the Advisor’s compliance program; (vii) information describing each Fund’s anticipated operating expenses compared to certain other registered investment companies with investment objectives similar to the Fund; and (viii) information describing the Advisor’s business and operations. The Board also considered the presentations made by, and discussions held with, personnel of the Advisor at the Organizational Meeting.

When considering the approval of the Management Agreement for each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: the nature, quality and extent of the services to be provided to the Fund by the Advisor; the Advisor’s personnel and operations; the Fund’s proposed expense levels; the anticipated profitability to the Advisor under the Management Agreement at certain asset levels; any “fall-out” benefits to the Advisor and its affiliates (i.e., the ancillary benefits realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust); the effect of asset growth on the Fund’s expenses; and possible conflicts of interest. The Board also considered the nature, quality and extent of the other services to be provided to each Fund by the Advisor and its affiliates. Additionally, the Board reviewed materials supplied by counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act.

In reviewing the Management Agreement, the Board focused on the proposed “manager of managers” structure of the Trust and the complexities of implementing such a structure. The Board noted the extensive responsibilities that the Advisor will have as the Funds’ investment advisor, including: the provision of investment advice; the selection of the Subadvisors; the monitoring of the Subadvisors’ investment performance and processes; the oversight of the Subadvisors’ compliance with the Funds’ investment objectives, policies and limitations; review of brokerage matters; oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds. The Board reviewed the proprietary tools utilized by the Advisor to evaluate, select and monitor the Subadvisors, as well as the Advisor’s experience, resources and strengths in managing other pooled investment vehicles. The Board discussed the proposed multi-manager structure of the Trust, and the services required by the Trust as a consequence of that structure, as measured against an investment company without multiple subadvisors. Based on its consideration and review of the foregoing information, the Board determined that the Funds were likely to benefit from the nature, quality and extent of these services, as well as the Advisor’s ability to render such services based on its experience, operations and resources.

The Board carefully considered the proposed fees payable by the Funds to the Advisor under the Management Agreement. In this connection, the Board compared each Fund’s proposed advisory fees and projected expense ratios for the first years of its operations to other investment companies considered to be in the Fund’s peer group. It was noted that the Advisor had not previously managed registered investment companies, so information was not available regarding the Advisor’s experience and fees for such activities. The Board evaluated the Advisor’s anticipated costs and projected profitability in serving as the Funds’ investment advisor, including the costs associated with the Advisor’s operations and the costs associated with compensating the Subadvisors. The Board noted the Advisor’s commitment initially to limit the Funds’ expenses through a contractual written fee waiver and expense reimbursement agreement with the Trust. The Board discussed the entrepreneurial risk undertaken by the Advisor in creating the Trust. The Board also considered potential benefits to the Advisor from acting as investment advisor to the Funds. After comparing the Funds’ proposed fees with those of the Funds’ respective peer groups, and in light of the nature, quality and extent of services proposed to be provided by the Advisor and the costs expected to be incurred by the Advisor in rendering those services, the Board concluded that the level of fees proposed to be paid to the Advisor with respect to the Funds will be fair and reasonable.

Board Approval of Investment Advisory Contracts (Unaudited) — (Continued)

The Board also considered the other relationships that the Advisor and its affiliates will have with the Trust. It noted that the Advisor also will serve as the Trust’s internal administrator, receiving compensation for acting in that capacity, and will be responsible for, among other things, attending to shareholder correspondence, assisting with the purchase and redemption of shares, and preparing and distributing documents for shareholder use. As such, the Board concluded that the benefits that will accrue to the Advisor and its affiliates by virtue of their relationships to the Trust will be reasonable and fair in comparison with the costs of providing the relevant services.

The Board discussed whether the Funds would be able to participate in any economies of scale that the Advisor may experience in the event that the Funds reach a certain level of assets. The Board initially noted the uncertainty involved in launching a new investment product and estimating future asset levels. The Board acknowledged that the advisory fee schedule for each Fund, other than the MGI US Small/Mid Cap Value Growth Equity Fund and MGI US Small/Mid Cap Value Equity Fund, included a breakpoint at $750 million, which would reduce the investment advisory fee and allow the shareholders to participate in economies of scale for the Funds when the Funds reached these asset levels.

Because the Trust and the Funds had not yet commenced investment operations at the time of the Board’s consideration and approval of the Management Agreement, the Board could not consider the investment performance of the Funds or the Advisor as a factor in evaluating the Management Agreement. The Board, however, did consider the Advisor’s past record for selecting portfolio managers for client mandates.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, concluded that the initial approval of the Management Agreement was in the best interests of each Fund, and approved the Management Agreement with, and the fee to be paid to, the Advisor for the Fund.

Understanding Your Fund’s Expenses (Unaudited)

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The first line in the table of each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from August 15, 2005 (August 22, 2005 for Short Maturity) through September 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Operating Expenses Incurred column as shown below for your Class. The second line in the table of each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Large Cap Growth — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.55%	1,000.00	1,000.00	1,000.00	0.71
Hypothetical	0.55%	1,000.00	1,022.31	1,011.16	2.79

*                                    Actual expenses are equal to the Class’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 47/365 (to reflect the period since commencement of operations).

Large Cap Value — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.52%	1,000.00	1,004.00	1,002.00	0.67
Hypothetical	0.52%	1,000.00	1,022.46	1,011.23	2.64

*                                    Actual expenses are equal to the Class’s annualized expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 47/365 (to reflect the period since commencement of operations).

Understanding Your Fund’s Expenses  — (Continued) (Unaudited)

Small/Mid Cap Growth — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.90%	1,000.00	1,035.00	1,017.50	1.18
Hypothetical	0.90%	1,000.00	1,020.56	1,010.28	4.56

*                                    Actual expenses are equal to the Class’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 47/365 (to reflect the period since commencement of operations).

Small/Mid Cap Value — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.90%	1,000.00	1,000.00	1,000.00	1.16
Hypothetical	0.90%	1,000.00	1,020.56	1,010.28	4.56

*                                    Actual expenses are equal to the Class’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 47/365 (to reflect the period since commencement of operations).

Core Opportunistic — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.35%	1,000.00	1,000.00	1,000.00	0.45
Hypothetical	0.35%	1,000.00	1,023.31	1,011.66	1.78

*                                    Actual expenses are equal to the Class’s annualized expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 47/365 (to reflect the period since commencement of operations).

Short Maturity — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.30%	1,000.00	1,002.00	1,001.00	0.33
Hypothetical	0.30%	1,000.00	1,023.56	1,011.78	1.52

*                                    Actual expenses are equal to the Class’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 40/365 (to reflect the period since commencement of operations).

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MGI FUNDS

By (Signature and Title)	By: /s/ Barry S. McInerney
Barry S. McInerney
President and Chief Executive Officer

Date	11/22/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	By /s/ Barry S. McInerney
Barry S. McInerney
President and Chief Executive Officer

Date	11/22/05

By (Signature and Title)	By /s/ Richard S. Joseph
Richard S. Joseph
Treasurer

Date	11/22/05